SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                         FORM N-2 REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 31

                 -----------------------------------------------
                              THE TAIWAN FUND, INC.
                  ---------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               225 FRANKLIN STREET
                           BOSTON, MASSACHUSETTS 02110
                  --------------------------------------------
                    (Address of Principal Executive Offices)

                                 1-800-636-9242
                  --------------------------------------------
              (Registrant's Telephone Number, Including Area Code)


                            LAURENCE E. CRANCH, ESQ.
                       CLIFFORD CHANCE ROGERS & WELLS LLP
                                 200 PARK AVENUE
                            NEW YORK, NEW YORK 10166
                                 (212) 878-8000
                  --------------------------------------------
                    (Name and Address for Agent for Service)

                                EXPLANATORY NOTE

This filing is made solely for the purpose of filing as Exhibits (i) the new Investment Management and Custodian Contract dated August 22, 2001 among the Fund, HSBC Asset Management (Taiwan) Limited ("HSBC Taiwan") (formerly China Securities Investment Trust Corporation ("CSITC")) and the International Commercial Bank of China, the Fund's custodian ("ICBC"), (ii) the new U.S. Asset Advisory Agreement dated August 22, 2001 between the Fund and HSBC Taiwan, (iii) the Interim Management and Custodian Contract dated August 6, 2001 among the Fund, CSITC and ICBC, (iv) the Interim U.S. Asset Advisory Agreement dated August 6, 2001 between the Fund and CSITC and (v) the Foreign Securities Depositary Agreement dated June 30, 2001 between the Fund and ICBC.



                           PART C - OTHER INFORMATION

ITEM   24. FINANCIAL STATEMENTS AND EXHIBITS

(1)    FINANCIAL STATEMENTS

       (i)    Portfolio of Investments as of August 31, 1995

       (ii)   Statement of Assets and Liabilities as of August 31, 1995

       (iii)  Statement of Operations for the fiscal year ended August 31, 1995

       (iv) Statement of Changes in Net Assets for the fiscal years ended August 31, 1994 and 1995 (v) Financial Highlights for the fiscal years ended August 31, 1992-1995, the eight-month period ended August 31, 1991 and the fiscal years ended December 31, 1989-1990

       (vi) Notes to Financial Statements for the fiscal year ended August 31, 1995

       (vii)  Report of Independent Accountants dated October 17, 1995

       (viii) Portfolio of Investments as of February 29, 1996 (unaudited)

       (ix) Statement of Assets and Liabilities as of February 29, 1996 (unaudited)

       (x) Statement of Operations for the six-month period ended February 29, 1996 (unaudited)

       (xi) Statement of Changes in Net Assets for the six-month periods ended February 28, 1995 and February 29, 1996

       (xii) Financial Highlights for the six-month period ended February 29, 1996 (unaudited), fiscal years ended August 31, 1992-1995, the eight-month period ended August 31, 1991 and the fiscal years ended December 31, 1989-1990

       (xiii) Notes to Financial Statements for the six-month period ended February 29, 1996 (unaudited)

(2)    EXHIBITS

       (a) Restated Certificate of Incorporation (previously filed as Exhibit 1 to Pre-Effective Amendment No. 3 to Registrant's Registration)

       (b) Amended and Restated By-Laws (previously filed as Exhibit 1 to Amendment No. 28 to Registrant's Registration Statement on Form N-2 (File No. 811-4893) filed with the Securities and Exchange Commission on October 27, 1999)

       (c)    Not applicable

       (d)(1) Specimen certificate for Common Stock (previously filed as Exhibit 4 to Amendment No. 8 to Registrant's Registration Statement on Form N-2 (File No. 811-4893) filed with the Securities and Exchange Commission on May 1, 1989).

       (e) Dividend Reinvestment and Cash Purchase Plan of the Registrant (previously filed as Exhibit 10(E) to Registrant's Registration Statement on Form N-2 (File No. 33-21789) filed with the Securities and Exchange Commission on April 27,1988 ("Amendment No. 5")

       (f)    Not applicable

       (g)(1) Securities Investment Trust Investment Management and Custodian Contract dated as of August 22, 2001 among Registrant, HSBC Asset Management (Taiwan) Limited and The International Commercial Bank of China(*)

       (2) Investment Advisory and Management Agreement Relating to U.S. Dollar Assets dated as of August 22, 2001 between Registrant and HSBC Asset Management (Taiwan) Limited (*)

       (3) Interim Securities Investment Trust Management and Custodian Contract dated as of August 6, 2001 among Registrant, China Securities Investment Trust Corporation and The International Commercial Bank of China(*)

       (4) Interim Advisory and Management Agreement Relating to U.S. Dollar Assets dated as of August 6, 2001 among Registrant and China Securities Investment Trust Corporation(*)

       (h)(1) Form of Underwriting Agreement (incorporated by reference to Exhibit h(1) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-2 (File No. 333-2697) previously filed with the Securities and Exchange Commission on April 26, 1996 ("Pre-Effective Amendment No. 1-1996")

       (2) Form of Agreement among Underwriters (incorporated by reference to Exhibit h(2) to Pre-Effective Amendment No. 1-1996)

       (3) Form of Selected Dealer Agreement (incorporated by reference to Exhibit h(3) to Pre-Effective Amendment No. 1-1996)

       (i)    Not applicable

       (j)(1) See Exhibit (g)(1)

       (2) Custodian Agreement Relating to U.S. Dollar Assets dated December 16, 1986 between Registrant and State Street Bank and Trust Company (previously filed as Exhibit 9(B) to Amendment No. 5)

       (3) Foreign Securities Depositary Agreement dated as of June 30, 2001 between Registrant and International Commercial Bank of China(*)

       (k)(1) Registrar, Transfer Agency and Service Agreement dated December 16, 1986 between Registrant and State Street Bank and Trust Company (previously filed as Exhibit 10(D) to Amendment No. 5)

       (2) Administration Agreement dated April 1, 1994 between State Street Bank and Trust Company and the Registrant (previously filed as Exhibit k(2) to Pre-Effective No. 1 to Registrant's Registration Statement on Form N-2 (File No. 33-92378) filed with the Securities and Exchange Commission on June 19, 1995 ("Pre-Effective Amendment No. 1")

       (3) Accounting Services Agreement dated April 1, 1994 between State Street Bank and Trust Company and the Registrant (previously filed as Exhibit k(3) to Pre-Effective Amendment No. 1)

       (l)    Opinion and consent of Rogers & Wells (previously filed as Exhibit
              (1) to the Registration Statement on Form N-2 (File No. 811-4893) filed with the Securities and Exchange Commission on May 2, 1996)

       (m)    Not applicable

       (n)(1) Opinion  and  consent  of Lee & Li  (previously  filed as  Exhibit
              (n)(1) to the Registration Statement on Form N-2 (File No. 811-4893) filed with the Securities and Exchange Commission on May 2, 1996)

       (2)    Consent of Coopers & Lybrand L.L.P.  (previously  filed as Exhibit
              (n)(2) to the Registration Statement on Form N-2 (File No. 811-4893) filed with the Securities and Exchange Commission on May 2, 1996)

       (o)    Not applicable

       (p)    See Exhibit (g)(1)

       (q)    Not applicable

*      Filed herewith.

                                   SIGNATURES

       Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Taipei, Taiwan, on the 15th day of October, 2001.



                                                THE TAIWAN FUND, INC.

                                                By:       /s/ Benny Hu
                                                      --------------------
                                                      Benny Hu
                                                      President





                                  EXHIBIT INDEX


Exhibit No.                   Description of Document                Location of
                                                                     Exhibit in
                                                                     Sequential
                                                                      Numbering
                                                                       System

1           Securities Investment Trust Investment Management            2(g)(1)
             and Custodian Contract dated as of August 22, 2001

2           Investment Advisory and Management Agreement Relating to     2(g)(2)
            U.S. Dollar Assets dated as of August 22, 2001

3           Interim Securities Investment Trust Management and           2(g)(3)
            Custodian Contract dated as of August 6, 2001

4           Interim Advisory and Management Agreement Relating to        2(g)(4)
            U.S. Dollar Assets dated as of August 6, 2001

5           Foreign Securities Depositary Agreement dated as of          2(j)(3)
            June 30, 2001

                                                                       EXHIBIT 1

                                                                 English Version




                              THE TAIWAN TRUST FUND

                          SECURITIES INVESTMENT TRUST -

                  INVESTMENT MANAGEMENT AND CUSTODIAN CONTRACT



                                 August 22, 2001

                              THE TAIWAN TRUST FUND

                          SECURITIES INVESTMENT TRUST -

                  INVESTMENT MANAGEMENT AND CUSTODIAN CONTRACT



                                      INDEX
                                      -----
ARTICLE                                                                     PAGE
-------                                                                     ----

1.       INTRODUCTION AND POLICY...............................................1

2.       BASIC OBLIGATIONS AND RIGHTS..........................................1

3.       ASSETS HELD IN THE TRUST FUND.........................................3

4.       UNITS.................................................................4

5.       CALCULATION OF NET ASSET VALUE........................................5

6.       REDEMPTION OF UNITS...................................................6

7.       SUSPENSION OF VALUATION, ISSUES, REDEMPTIONS AND PAYMENTS.............7

8.       EXPENSES..............................................................7

9.       MANAGEMENT AND CUSTODIAN FEES.........................................8

10.      INVESTMENT OBJECTIVES AND POLICIES AND RESTRICTIONS..................10

11.      DURATION, CHANGES IN MANAGER AND CUSTODIAN, AND TERMINATION..........12

12.      ACCOUNTS AND STATEMENTS..............................................13

13.      DISTRIBUTIONS........................................................14

14.      CURRENCY.............................................................14

15.      INFORMATION AND NOTICES..............................................14

16.      AMENDMENTS...........................................................15

17.      CONNECTED PERSONS....................................................15

18.      ATTACHMENT...........................................................15

19.      GOVERNING LAW, JURISDICTION AND LANGUAGE.............................15

20.      EFFECTIVE DATE.......................................................16

EXHIBIT A....................................................................A-1

                    SECURITIES INVESTMENT TRUST - INVESTMENT

                        MANAGEMENT AND CUSTODIAN CONTRACT

1.     INTRODUCTION AND POLICY

       1.1 The Taiwan Trust Fund (the "Trust Fund") is a securities investment trust fund established under the laws of the Republic of China for the exclusive benefit of The Taiwan Fund, Inc. (the "Unitholder") of 225 Franklin Street, Boston, Massachusetts on the basis of this Securities Investment Trust - Investment Management and Custodian Contract (the "Investment Contract") among, HSBC Asset Management (Taiwan) Limited (formerly China Securities Investment Trust Corporation ("CSITC")) ("HSBC Taiwan" or the "Manager"), of 99 Tunhwa South Rd., Section 2, Taipei, Taiwan, Republic of China, The International Commercial Bank of China (the "Custodian") of 100 Chilin Road, Taipei, Taiwan, Republic of China and the Unitholder. This Investment Contract, together with relevant provisions of the laws and regulations of the Republic of China, alone shall govern the relationship, which is a contractual relationship (the Trust Fund is not a separate legal entity) among the Manager, the Custodian and the Unitholder. This Investment Contract supersedes and replaces the Securities Investment Trust - Investment Management and Custodian Contract dated December 16, 1986, as amended (the "Original Investment Contract"), as well as the Interim Securities Investment Trust - Investment Management and Custodian Contract dated August 6, 2001 (the "Interim Investment Contract"), each of which contains substantially the same terms and conditions as this Investment Contract. This Investment Contract was made necessary by a change in control of CSITC which automatically terminated the Original Investment Contract on August 6, 2001. The Interim Investment Contract became effective on August 6, 2001 pursuant to Rule 15a-4 under the United States Investment Company Act of 1940, as amended, to permit additional time for the shareholders of the Unitholder to approve this Investment Contract. Where the context requires, references to "this Investment Contract" herein include the Original Investment Contract and/or the Interim Investment Contract.

       1.2 The investment objective of establishing the Trust Fund is to achieve for the benefit of the Unitholder capital growth through investment in securities listed on the Taiwan Stock Exchange, and other debentures, government bonds and money market instruments.

2.     BASIC OBLIGATIONS AND RIGHTS

2.1    The obligation and duties of the Manager are as follows:

       (a) The Manager shall be obligated to manage the investment of the assets held by the Custodian in the Trust Fund for the exclusive, full benefit of the Unitholder (including making investment decisions, supervising the acquisition and disposition of investments, instructing the Custodian with respect thereto and otherwise with respect to the assets held in the Trust Fund, and selecting brokers or dealers to carry out portfolio transactions) in good faith and to the best of its ability and without gaining any advantage for itself or any of its Connected Persons (as defined in Article 17 below) thereby except as expressly provided in this Investment Contract, all in accordance with the Trust Fund's investment objectives and policies and in accordance with guidelines and directions from the Unitholder's Board of Directors;

       (b) The Manager shall be obligated to account to the Unitholder for any loss in value of assets of the Trust Fund where such loss has been caused by its willful or negligent default, reckless disregard of its duties hereunder or bad faith;

       (c) The Manager shall be responsible to the Unitholder for the acts and omissions of all persons to whom it may delegate any of its functions as Manager as if they were its own acts and omissions;

       (d) The Manager shall promptly report to the Securities and Exchange Commission of the Ministry of Finance of the Republic of China (the "SEC") and to Unitholder any matter which, in the opinion of the Manager, is an actual or anticipated breach by the Custodian of any of the provisions of this Investment Contract or of any relevant provisions of the laws and regulations of the Republic of China;

       (e) The Manager shall, to the extent permitted by the laws of the Republic of China, take such action to enforce on behalf, and for the benefit, of the Unitholder the obligations of the Custodian under this Investment Contract as it shall think fit or as shall from time to time be required by the SEC or the Unitholder;

       (f) Notwithstanding and without prejudice to any other provisions of this Investment Contract, the Manager shall, and shall instruct all brokers used by the Manager in relation to the sale or purchase of assets for the account of the Trust Fund to, act in accordance with the best practice then applicable in the ROC for the settlement of sales and purchases of securities and other investments;

       (g) The proper costs incurred by the Manager in enforcing the obligations of the Custodian shall be borne out of the assets of the Trust Fund. To the extent that they are not borne by a person other than the Manager, the Manager shall be entitled to an indemnity out of the assets of the Trust Fund against all claims (and against all costs and expenses in relation to such claims) incurred or suffered by it as a result of its acting as the Manager under this Investment Contract which claims are not attributable to its own willful or negligent default, reckless disregard of its duties hereunder or bad faith
("disabling conduct"); provided that the Manager shall not receive any indemnification out of the assets held in the Trust Fund against any liability to the Unitholder or its shareholders to which the Manager would otherwise be subject unless there has been (1) a final decision on the merits by a court or other body before whom the proceeding alleging liability of the Manager was brought that the Manager was not liable by reason of disabling conduct, or (2) a reasonable determination, based upon a review of the facts, that the Manager was not liable by reason of disabling conduct, by (i) the vote of a majority of a quorum of the Unitholder's directors who are neither "interested directors" as defined in the United States Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party directors"), or (ii) an independent legal counsel in a written opinion; and provided further that, the Manager shall not receive out of the assets held in the Trust Fund an advance of attorneys' fees or other expenses incurred by it in defending a proceeding alleging such liability except upon the undertaking of the Manager to repay the advance unless it is ultimately determined that it is entitled to indemnification, but only if at least one of the following is also required as a condition to the advance:
(1) the Manager shall provide a security for its undertaking, (2) the Unitholder shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested, non-party directors of the Unitholder, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Manager ultimately will be found entitled to indemnification; and

       (h) The Manager shall perform its obligations under this Investment Contract so as to (i) comply with all laws and regulations of the Republic of China and of the United States applicable to the Manager and the Unitholder, and
(ii) permit the Unitholder to qualify as a regulated investment company under applicable United States tax law.

2.2    The obligations and duties of the Custodian are as follows:

       (a) The Custodian shall be responsible absolutely and without qualification as a fiduciary to the Unitholder for the safekeeping of all assets held in the Trust Fund for the time being, and of all amounts from time to time set aside and held for the purpose of distribution to the Unitholder in accordance with this Investment Contract (see relevant provisions under Article 3 below), and shall indemnify the Unitholder in the event of any loss of such assets and amounts resulting from a breach of its duties hereunder; such assets and amounts shall be adequately insured against loss; and the Custodian shall not be responsible for the willful or negligent default (including non-payment or failure to deliver securities) by securities brokers or other persons selected by the Manager and dealt with by the Custodian, unless such default is contributed to by the Custodian;

       (b) The Custodian shall comply with the instructions of the Manager given from time to time on behalf of the Unitholder pursuant to this Investment
Contract in relation to the disposition of the assets held in the Trust Fund from time to time and the exercise of rights and obligations attaching thereto except where, in the opinion of the Custodian, to do so would or might involve a breach of this Investment Contract or of any relevant provisions of the laws and regulations of the Republic of China;

       (c) The Custodian shall report to the SEC and the Unitholder any matter which in the opinion of the Custodian is an actual or anticipated breach by the Manager of any of the provisions of this Investment Contract or of any relevant provisions of the laws and regulations of the Republic of China; and

       (d) To the extent that they are not borne by a person other than the Custodian, the Custodian shall be entitled to indemnity out of the assets held in the Trust Fund against all claims incurred or suffered by it which are not attributable to its own willful or negligent default, reckless disregard of its duties hereunder or bad faith.

       (e) The assets held in the Trust Fund will not be subject to any right, charge, security interest, lien or claim of any kind in favor of the Custodian or its creditors; beneficial ownership of the assets held in the Trust Fund will be freely transferable without payment of money or value to the Custodian; the Custodian will maintain adequate records identifying the assets held in the Trust Fund as being held for the benefit of the Unitholder; the Unitholder's independent public accountants will be given access to such records during normal business hours upon request; and the Manager (acting on behalf of the Unitholder) will receive periodic reports from the Custodian with respect to the safekeeping of the assets held in the Trust Fund, including, but not limited to, notification of any transfer of assets to or from the Trust Fund.


       The Custodian shall not be responsible for any investment loss of assets held in the Trust Fund and shall have no responsibility to the Manager or the Unitholder other than as provided in Articles 2.2 and 3.5 hereof and as otherwise expressly set forth in this Investment Contract.

       2.3 The Unitholder shall have the right at all times to enforce against the Manager the obligations of the Manager and against the Custodian the obligations of the Custodian under this Investment Contract.

3.     ASSETS HELD IN THE TRUST FUND

       3.1 All assets held in the Trust Fund shall at all times be held by the Custodian and, where in registered form, shall be registered in the name of
"Special Account for the Taiwan Trust Fund under the Custody of the International Commercial Bank of China."

3.2    The Trust Fund is established for an unspecified period.

       3.3 No offering of the shares of the Unitholder ("Shares") can be made without prior approval of the SEC. The Unitholder will deliver the proceeds of any offering (after deduction of offering expenses and amounts not intended to be held in the Trust Fund) to the Custodian under this Investment Contract. As evidence of its exclusive interest in the assets held by the Custodian in the Trust Fund, the Unitholder has been issued Units, and shall receive additional Units to the extent that the proceeds of any additional offering of its shares are delivered to the Custodian under this Investment Contract.

       3.4 The provisions of Article 18-2 of the Securities and Exchange Law of the Republic of China (the "Securities Law") shall apply to the assets held in the Trust Fund and such assets shall not form part of the assets of the Custodian or of the Manager. To the extent that legitimate claims made by third parties against the assets held in the Trust Fund exceed the value of those assets, the satisfaction of such claims shall be the responsibility of the Unitholder and not the Manager or Custodian.

       3.5 The Custodian shall not dispose of assets held in the Trust Fund except:

       (a) in accordance with instructions received by it from the Manager in relation to:

              (1) the investment of or realization on assets for the account of the Trust Fund; or

              (2) the payment or discharge of other amounts of liabilities properly payable or dischargeable out of the assets held in the Trust Fund in accordance with the provisions of this Investment Contract; or

              (3) the payment of amounts to the Unitholder as distributions of income as provided in this Investment Contract; or

              (4) the payment of amounts to the Unitholder upon redemption of Units; or

       (b)    to the Unitholder on final liquidation of the Trust Fund; or

       (c)    as otherwise required by any mandatory provision of law.

4.     UNITS

       4.1 The Manager and the Custodian shall each maintain a record of the number of Units held from time to time by the Unitholder. A Unit shall not represent any right in respect of any particular assets but a pro rata entitlement to all of the net assets held in the Trust Fund, and a contractual right against the Manager and the Custodian accordingly.

       4.2 A beneficial certificate (the "Certificate") in a form approved by the Manager and the SEC, and in substantially the form of Exhibit A attached hereto, has been issued to the Unitholder in respect of all Units acquired by it. The Certificate has been signed on behalf of the Manager and the Custodian and indicates thereon the amount of funds delivered to the Custodian under this Investment Contract. If any additional Units are issued, a replacement or additional Certificate shall be issued reflecting such issuance, and the amount of funds delivered to the Custodian with respect to such issuance.

       4.3 The issue of Units shall be subject to the prior approval of and to any conditions imposed by the SEC.

       4.4 Each Unit issued in the initial issue of Units which took place in December 1986 represented US$1 or its equivalent in NT Dollars delivered to the Custodian under the Original Investment Contract.

       4.5 Each Unit issued after the initial issue of Units has represented, and (if additional Units are issued) shall represent, that amount (delivered to the Custodian hereunder) obtained by dividing (a) the amount equal to the net asset value (as defined in the following sentence) of the previously outstanding Units calculated as at the date (or, if that date is not a Valuation Date as defined in Article 5 below, on the next following Valuation Date) immediately following the date of receipt by the Manager of the application for issuance of the Units in question by (b) the number of Units outstanding (including Units scheduled to be redeemed on that Valuation Date but excluding Units scheduled to be issued on that Valuation Date). "Net asset value" shall mean the value of the assets held in the Trust Fund less the liabilities of the Trust Fund (including such provisions and allowances for contingencies as the Manager may think appropriate in respect of the costs and expenses payable out of the assets of the Trust Fund as set forth in Article 8 below), as calculated pursuant to
Article 5.

       4.6 Payment for each Unit shall be made in cash in advance of issue. Once the relevant amount to be delivered to the Custodian in respect of a Unit has been paid, no further amount shall be payable by the Unitholder in respect of that Unit.

       4.7 No fractions of Units may be issued.

5.     CALCULATION OF NET ASSET VALUE

       5.1 The net asset value of the assets held in the Trust Fund and the net asset value per Unit shall be calculated by the Manager as at each business day in Taipei (a "Valuation Date") by reference to (inter alia) the following criteria:

       5.2 The value of assets held in the Trust Fund, other than cash, or assets not specified in (a) to (d) below which are considered by the Manager to be the effective equivalent of cash ("cash equivalents"), shall be determined as follows:

       (a) where the assets are listed and traded on the Taiwan Stock Exchange, by reference to the last dealt price on such exchange on the applicable Valuation Date or, if there is no last dealt price on such exchange on that date, the last dealt price on such exchange on or before the relevant Valuation Date;

       (b) where the assets are bonds, debentures or notes not listed and traded on the Taiwan Stock Exchange, by reference to the valuation thereof on the applicable Valuation Date by the Stock Brokers' Association of Taipei, or, if there is no such valuation, at their par value plus interest accrued but unpaid to the relevant Valuation Date;

       (c) where the assets are money market instruments, at cost plus interest accrued but unpaid from the date of purchase to the applicable Valuation Date; and

       (d) in any other case by reference to valuation procedures consistent with guidelines from time to time laid down by the SEC.

       5.3 In the case of any interest-bearing investment, or other investment on which income is accruing, not included within (b) or (c) above there shall be included in the value thereof all interest or other income accruing up to the applicable Valuation Date.

       5.4 Cash and cash equivalents and amounts receivable and prepaid shall be included at the full face or market value thereof.

       5.5 There shall be made such allowance (if any) as the Manager may consider appropriate in the case of any asset which the Manager considers may not be fully recoverable.

       5.6 Unperformed or partially performed agreements for the acquisition or disposal of assets shall be treated as if they had been completely performed.

       5.7 Liabilities shall include the amount of any fee payable to the Custodian or the Manager as contemplated by Article 9 below and accrued at or accruing to the applicable Valuation Date but remaining unpaid.

       5.8 The number of Units outstanding at any time shall include Units scheduled to be redeemed on or as of the applicable Valuation Date but shall exclude Units scheduled to be issued on or as of the applicable Valuation Date but shall exclude Units scheduled to be issued on or as of that Valuation Date.

       5.9 With respect to acquisition or disposition transactions initiated but not fully consummated, there may be excluded from the value of any assets in respect of the acquisition or disposition of which brokerage, duties and other similar costs would fail to be paid out of the assets held in the Trust Fund if they had been acquired or disposed of, as the case may be, on the applicable Valuation Date an amount not exceeding the Manager's bona fide estimate of the amount of such costs which would have been so payable.

       5.10 Any currency transaction shall be made at the rate which is the average of the rates of exchange quoted on the applicable Valuation Date by the Foreign Exchange Trading Centre in Taipei as the rates for buying and selling the one currency for the other.

       5.11 If in any respect extraordinary circumstances render it impracticable or inappropriate to conduct a valuation on the basis of the foregoing provisions of this Article 5, the Manager shall to the extent necessary follow other valuation procedures consistent with guidelines from time to time laid down by the SEC.

6.     REDEMPTION OF UNITS

       6.1 Subject to Article 6.2 and relevant laws and regulations of the Republic of China governing foreign investment and foreign exchange control, the Unitholder may redeem all or any of its Units by delivering the Certificate in respect of the Units to be redeemed together with an appropriate request for redemption to the Manager at its principal office in Taipei. The amount to be paid to the Unitholder upon any redemption of Units shall be the net asset value per Unit as at the Valuation Date next following the date of receipt by the Manager of the applicable redemption request and the accompanying Certificate (such Valuation Date being a "Redemption Date") multiplied by the number of Units being redeemed.

       6.2 Such net asset value per Unit shall be calculated in accordance  with
Article 4 and Article 5 above except that: if the number of Units which, but for this provision, would be subject to redemption on any Redemption Date exceeds ten (10) percent of the number of Units issued and outstanding immediately before such Redemption Date, the Manager may limit the number of Units which are redeemed on such Redemption Date to ten (10) percent of the number of Units issued and outstanding immediately before such Redemption Date. In such case, the Manager shall as reasonably practicable dispose of such assets as required to redeem those Units subject to redemption but not redeemed on such Redemption Date.

       6.3 The Manager shall, no later than 5 days after the Redemption Date, cause the Custodian to pay the redemption proceeds to the Unitholder.

       6.4 When the Unitholder requests the redemption of less than all of the Units represented by the Certificate, the Manager shall, in addition to making redemption payments in accordance with Article 6.3 above, within fourteen days after the applicable Redemption Date, issue free of charge therefor a new Certificate to represent the Units not requested to be redeemed.

7.     SUSPENSION OF VALUATION, ISSUES, REDEMPTIONS AND PAYMENTS

       7.1 The Manager may temporarily suspend valuation of the assets held in the Trust Fund in the following events:

       (a) when the Taiwan Stock Exchange is closed otherwise than for ordinary holidays or if dealings thereon are restricted or suspended; or

       (b) in the case of breakdown of the means of communication normally used for the valuation of any material part of the assets held in the Trust Fund, or if for any reason the value of any material part of the assets held in the Trust Fund may not be determined as rapidly and accurately as required; or

       (c) when, as a result of political, economic, military or monetary reasons or of any circumstance beyond the control of the Manager, disposal of assets held in the Trust Fund or determination of the value of assets held in the Trust Fund and/or liabilities of the Trust Fund are to any material extent not reasonably or normally practicable.

       7.2 During such time as valuation is suspended as specified in Article 7.1, no issue or redemption of Units shall be made and no payment shall be made of any redemption moneys payable but unpaid in respect of any Units already redeemed.

8.     EXPENSES

       8.1 The following items shall be the only costs and expenses payable out of the assets held in the Trust Fund:

       (a) the acquisition price and brokerage, stamp duty and similar direct acquisition costs of assets acquired for the account of the Trust Fund;

       (b) brokerage, stock transfer tax, stamp duty and similar direct disposal costs arising on the disposal of assets held in the Trust Fund;

       (c) all stamp and similar duties and charges payable from time to time in respect of the Trust Fund;

       (d) all expenses incurred in relation to the registration of any assets in the name of the Custodian for the benefit of the Trust Fund;

       (e) all expenses properly incurred in the collection and distribution of income derived from assets held in the Trust Fund;

       (f) all fees and expenses of any auditors or legal advisers in connection with the assets held in the Trust Fund;

       (g) all taxation payable in respect of income of (including stock dividends), or the holding of or dealings with assets held in, the Trust Fund;

       (h) all proper expenses including postage and telex and telephone costs incurred by the Custodian in connection with the acquisition or disposal of any assets held in the Trust Fund;

       (i) any compensation payable to the Manager or the Custodian as contemplated by Article 9 below;

       (j) legal fees and expenses incurred in connection with the interpretation or amendment for the benefit of the Unitholder of this Investment Contract; and all such proper costs as are provided for in Articles 2.1(g) and 2.2(d);

       (k) the cost relating to the publication of Unit prices and/or the net asset value, and the printing, mailing and similar costs for any regular report sent to the Unitholder;

       (l) all attestation fees incurred in connection with the issuance of Certificates;

       (m) all ordinary and necessary expenses incurred by the Unitholder in connection with its organization, the public offering of its Shares to investors in the United States and elsewhere, its registration and operation as a regulated investment company under the Investment Company Act of 1940 and its qualification as a regulated investment company under the United States Internal Revenue Code, all as described in the Prospectus of the Unitholder dated December 16, 1986 used for the public offering and sale of the Unitholder's shares (together with, and as supplemented or updated by, each subsequent Prospectus used for subsequent offerings and sales of such shares, the "Prospectus"); and

       (n) all other necessary and appropriate costs, fees and expenses incurred by the Manager or the Custodian on behalf of the Trust
              Fund or the Unitholder in the course of performing their respective duties; provided that, the Manager and the Custodian shall each bear all expenses associated with the performance of its duties hereunder (including employee salaries and overhead) other than expenses to be paid out of the assets held in the Trust Fund as specifically provided in this Article 8 and the Manager shall bear the fees and expenses of the Unitholder's officers and directors who are interested persons of the Manager.

9.     MANAGEMENT AND CUSTODIAN FEES

       9.1 As compensation for the investment management services and expenses borne by the Manager pursuant to this Investment Contract, the Manager shall be entitled to receive out of the assets held in the Trust Fund a monthly fee payable in NT Dollars. Such fee shall consist of a basic fee (the "Basic Fee") and performance adjustments (the "Performance Adjustments"), which may serve either to increase or decrease the Basic Fee.

       (a) The Basic Fee shall be computed promptly after the end of each month by multiplying (i) the average daily Net Fund Value (as defined below) for such month by (ii) an annual rate of 1.30%. For any period of less than a full month during which this Investment Contract is in effect with respect to the Trust Fund, the Basic Fee shall be calculated by multiplying (i) the average daily Net Fund Value for such period prorated according to the proportion that the number of business days in such period bears to the number of business days in such month times (ii) an annual rate of 1.30%. As used herein, "Net Fund Value" shall mean the value of the net assets of the Unitholder (including the assets held in the Trust Fund) calculated as described under "Net Asset Value" in the Prospectus.

       (b) The Basic Fee shall be subject to upward or downward Performance Adjustments on the basis of investment performance, as follows:


       The Performance Adjustment shall be made by multiplying (x) the Applicable Performance Adjustment Rate times (y) the average Net Fund Value over the performance period. The resulting Performance Adjustments shall then be added to or subtracted from the Basic Fee. The performance periods and the Applicable Performance Adjustment Rates shall be calculated as follows:

              (1) First, the performance period shall commence with the first business day of the first full month following the date upon which 75% or more of the assets constituting the Net Fund Value are invested in equity securities. During the first eleven (11) months thereafter there shall be no Performance Adjustment. Starting with the twelfth month of operation, the Performance Adjustment shall take effect. Following the twelfth month a new month shall be added to the performance period until the performance period equals 36 months. Thereafter the performance period shall consist of the current month plus the previous 35 months. Notwithstanding the provisions of this Article 9.1(b)(1), Performance Adjustments under this Investment Contract shall be made as if this Investment Contract were a continuation of the Original Investment Contract and the Interim Investment Contract, rather than a new Investment Contract. In addition, the termination of the Original
       Investment Contract and the Interim Investment Contract shall not, for purposes of the last paragraph of Article 9.1(b) of the Original
       Investment Contract or the Interim Investment Contract be deemed a termination thereof and thereby result in any prorated fee calculation.

              (2) Second, compute the percentage difference between (a) the opening Net Fund Value per Share of the Unitholder on the first business day of the performance period and (b) the sum of (1) the closing Net Fund Value per Share on the last business day of such period plus (ii) the value of the Unitholder's cash distributions to its shareholders per Share made during the performance period plus (iii) the value of capital gains taxes per Share paid or payable by or on behalf of the Unitholder on undistributed realized long-term capital gains during the performance period.

              (3) Third, compute the percentage change in Taiwan Stock Exchange Index (the "Index") during such period. In making such computation the value of cash distributions made during the performance period by companies whose securities comprise the Index shall be accumulated to the end of such period and added to the closing value of the Index, with cash distributions of the securities comprising the Index being treated as reinvested in the Index as of the end of each calendar quarter following the payment of the cash distribution. (In both such computations of percentages, the percentage rate shall be rounded to the nearest full basis point (0.01%) (rounding up if a computation produces a result of exactly one-half basis point (0.005%))).

              (4) Fourth, the Applicable Performance Adjustment Rate shall be the Applicable Adjustment Percentage (as defined in (5) below) times the number (whether positive or negative) obtained by subtracting the percentage change in the Index during the performance period from the percentage change in the Net Fund Value of a Share during that period, provided that if the number thus obtained is greater than ten (either positive of negative) the Applicable Performance Adjustment Rate shall be the Applicable Performance Adjustment Percentage times ten (positive or negative, as appropriate).

              (5) The Applicable Adjustment Percentage shall be an annual rate of 0.03%.


       In computing the investment performance of the Net Fund Value and the investment record of the Index, distributions of realized capital gains, dividends paid out of investment income, the value of capital gains' taxes per share paid or payable on undistributed realized long-term capital gains, and all cash distributions of the companies whose stocks comprise the Index shall be treated as reinvested in accordance with Rule 205-1 or any other applicable rules under the United States Investment Advisers Act of 1940.


       In the case of termination of the Trust Fund, the transfer of the Trust Fund to another securities investment trust enterprise, or the termination of this Investment Contract during any month, the fee for that month shall be reduced proportionately on the basis of the number of business days during which this Investment Contract is in effect during that month. The Basic Fee rate in that month shall be computed on the basis of and applied to the Net Fund Value, averaged over that month and ending on the last business day on which this Investment Contract is in effect. The amount of the Performance Adjustment (or Adjustments) shall be computed on the basis of and applied to the Net Fund Value, averaged over the 36-month period ending on the last business day on which this Investment Contract is in effect, provided that if this Investment Contract has been in effect for lass than 36 months, the computation shall be made on the basis of the period of time during which this Investment Contract has been in effect.

       9.2 As compensation for the custodial services and expenses borne by the Custodian pursuant to this Investment Contract, the Custodian shall be entitled to receive out of the assets held in the Trust Fund a fee which shall be computed and paid promptly after the end of each month by multiplying (i) the average daily net asset value of the assets held in the Trust Fund for such month by (ii) an annual rate of 0.2%, provided that the Custodian shall be entitled to receive a minimum annual fee of 2.0 million NT Dollars.

10.    INVESTMENT OBJECTIVES AND POLICIES AND RESTRICTIONS

       10.1 The Unitholder's investment objective in placing proceeds of its offering in the Trust Fund is to seek long-term capital appreciation through investment primarily in equity securities of Republic of China companies listed on the Taiwan stock Exchange, as more fully described in the Prospectus. Investment may also be made in debt securities listed on the Taiwan Stock Exchange and in debt securities traded on the over-the-counter market.

       10.2 The assets held in the Trust Fund, after having been remitted into the Republic of China and delivered to the Custodian, shall be invested only in securities and money market instruments denominated in NT Dollars and in NT Dollars cash and banking and similar accounts, except to the extent otherwise permitted by Republic of China law and regulations.

       10.3 The Manager agrees that it will not, using the assets held in the Trust Fund:

       (a) Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities, subject to Article 10.2), if as a result: (i) as to 75% of the assets held in the Trust Fund, more than 5% of the total assets held in the Trust Fund (taken at their current value) would then be invested in securities of a single issuer, (ii) as to the remaining 25% of the assets held in the Trust Fund, more than 10% of the total assets held in the Trust Fund (taken at their current value) would then be invested in the securities of a single issuer (except that the Manager may invest not more than 25% of the assets held in the Trust Fund in obligations of the Republic of China Government or its agencies or instrumentalities), (iii) more than 10% of the voting equity securities (at the time of such purchase) of any one issuer would be held in the Trust Fund, and (iv) more than 25% of the total assets held in the Trust Fund (taken at current value) would be invested in a single industry; or

       (b) purchase any equity securities which, at the time the purchase is made, are not (i) listed and traded on the Taiwan Stock Exchange,
              (ii) purchased in initial public offerings and secondary public offerings but only if such securities will be listed on the Taiwan Stock Exchange immediately following such offering, or (iii) traded in the over-the-counter market in Taiwan; or

       (c)    purchase partnership interests; or

       (d)    borrow money or pledge the assets in the Trust Fund; or

       (e) purchase securities on margin, except for short-term credits as may be necessary for clearance of transactions; or

       (f)    make short sales of securities or maintain a short position; or

       (g) buy or sell commodities or commodity contracts or real estate or interests in real estate, except that it may enter into foreign currency exchange contracts, foreign currency futures contracts, and options on foreign currencies and foreign currency futures contracts for bona fide hedging purposes; or

       (h)    act as an underwriter of securities of other issuers; or

       (i) make loans, including loans of cash of portfolio securities, to any person; for purposes of this investment restriction, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures of other securities; or

       (j) purchase securities issued by any issuer which owns, whether directly or indirectly or in concert with another person, more than 5% of the equity securities (whether voting of non-voting) of the Adviser or which takes a significant role in the management of the Adviser; or

       (k)    issue senior securities; or

       (l) purchase beneficiary certificates representing interests in other ROC securities investment trust funds or effect any transaction in securities with another ROC securities investment trust fund managed by the Manager.

       10.4 Nothing in Article 10.3 above shall require the sale or disposition of any relevant assets held in the Trust Fund where any of the restrictions there set out is breached as a result of any event outside the control of the Manager and occurring after the investment in the relevant assets is made (including but not limited to redemptions of Units or securities, any reorganization or amalgamation of any company and the suspension of any listing), but no further relevant assets shall be acquired until the relevant limitation can again be complied with, except pursuant to the exercise of subscription rights to purchase securities of an ROC issuer at a time when the Fund's portfolio holdings of securities of that issuer (or that issuer's industry) would otherwise exceed the limits set forth in clause (i), (ii), (iii) or (iv) of Article 10.3(a), where prior to such exercise and after the announcement of such rights, the Manager sells at least the number of securities which it subsequently purchases through the exercise of the rights.

       10.5 To not less than the extent (if any) from time to time required by the SEC a proportion of the assets held in the Trust Fund shall be retained at all times in liquid form in assets of a type specified by the SEC.

       10.6 The Manager shall not hold or have an interest in securities issued by the Unitholder or securities issued by any investment fund investing in Republic of China securities in the management of which the Manager participates or has an interest.

       10.7 To the maximum possible extent all transactions in assets in the Trust Fund shall be carried out through stock exchanges and other officially designated markets. Subject to any limitations which may be imposed under the U.S. Investment Company Act of 1940 and any rules and regulations adopted thereunder, such transactions may be carried out through a broker who is a connected person of the Manager to such extent as the Manager may think fit provided that the cost thereof is not greater than it would have been had the transactions been carried out through a broker who was not a connected person.

11.    DURATION, CHANGES IN MANAGER AND CUSTODIAN, AND TERMINATION

       11.1 The Trust Fund is established for an unspecified period. This Investment Contract shall become effective on August 22, 2001 and shall continue in effect until August 22, 2003. If not sooner terminated, this Investment Contract shall continue in effect for successive periods of 12 months each thereafter, provided that each such continuance shall be specifically approved annually by the vote of a majority of the Unitholder's Board of Directors who are not parties to this Investment Contract or interested persons (as such term is defined in the U.S. Investment Company Act of 1940) of any such party, cast in person at a meeting called for the purpose of voting on such approval and (a) either the vote of a majority of the outstanding voting securities of the Unitholder, or (b) a majority of the Unitholder's Board of Directors as a whole. Notwithstanding the foregoing, this Investment Contract may be terminated at any time by the Unitholder, without the payment of any penalty, upon a vote of a majority of the Unitholder's Board of Directors or a majority of the outstanding voting securities of the Unitholder, or by the Manager or the Custodian, on sixty (60) days' written notice to the other parties. This Investment Contract shall automatically terminate in the event of its assignment (as such term is defined in the U.S. Investment Company Act of 1940). Any transfer, assignment or other disposition of any of the Units by the Unitholder shall constitute an assignment of this Investment Contract. As used herein the phrase "majority of the outstanding voting securities" shall have the meaning set forth in the U.S. Investment Company Act of 1940. In addition, this Investment Contract shall automatically terminate if either the Manager or the Custodian is removed as provided in this Article 11.

       11.2 The Investment Contract shall also terminate if

       (a) the SEC by notice in writing to the Manager and/or the Custodian so requires; or

       (b) the Manager notifies the Unitholder, the Custodian and the SEC that in its opinion further operation of the Trust Fund in accordance with this Investment Contract is illegal, impracticable or inadvisable having regard solely to the interests of the Unitholder.

       11.3 Upon termination of this Investment Contract, unless a new Investment Contract is entered into (as provided in Article 11.7), the Manager shall, within three (3) months after the effective date of termination, promptly dispose of assets held in the Trust Fund at reasonable prices, satisfy any liabilities relating to the Trust Fund, and distribute the available balance to the Unitholder.

       11.4 The SEC may order that the Manager or Custodian be removed and that a new Manager or Custodian be appointed within six months if the SEC considers that the Manager or (as the case may be) the Custodian is incapable of carrying out its functions properly.

       11.5 The Manager and/or the Custodian may be removed by the Unitholder by 60 days' written notice to the other parties hereto.

       11.6 If either the Manager or the Custodian goes into liquidation or bankruptcy or if its permit to act as Manager or Custodian has been revoked, it shall be deemed to have been forthwith removed as Manager or (as the case may be) Custodian.

       11.7 If the Manager and/or Custodian is removed or resigns, the Unitholder may appoint a new Manager and/or Custodian and enter into a new Investment Contract containing substantially the same terms and conditions as this Investment Contract. The appointment of a new Manager shall be approved by the Custodian and by the SEC and the appointment of a new Custodian shall be approved by the Manager and by the SEC, provided that if the SEC has, in the circumstances specified in the Regulations Governing the Administrating of Securities Investment Trust Funds (effective August 10, 1983), as from time to time amended, required the appointment of a new Manager or a new Custodian and the Unitholder has not appointed a new Manager or a new Custodian within three months after the SEC has so required, the SEC may require the liquidation and distribution of the assets held in the Trust Fund as provided in Article 11.3.

12.    ACCOUNTS AND STATEMENTS

       12.1 The Manager shall maintain in its principal office in Taipei sufficient accounts and records to enable a complete and accurate view to be formed of the assets and liabilities and the income and expenditure of the Trust Fund, all transactions for the account of the Trust Fund and amounts received in the Trust Fund in respect of issues of Units and paid out on redemptions of Units and by way of distributions.

       12.2 The Manager shall prepare financial statements of the Trust Fund for successive accounting periods, each accounting period commencing immediately after the end of the last preceding such accounting period (as in the case of the first such period from the date of establishment of the Trust Fund) and ending on December 31 in each year (the "final statements") and shall also prepare such financial statements as at and for the monthly periods ending on the last day of each calendar month (which monthly reports shall be prepared within ten days after the end of each month), in each case in the respective forms and containing the information for the time being required by the SEC.

       12.3 The Manager shall:

       (a) cause the final statements to be audited by a person or firm authorized under the laws of the Republic of China and the regulations of the SEC ("Auditors");

       (b) submit the final statements, together with such report as the Manager may intend to make to the Unitholder in relation thereto and the Auditors' report thereon, to the SEC for comment and approval within two months after the end of the relevant accounting period;

       (c) comply with such requirements as the SEC may make in relation to such statements and report within two weeks after the date on which such requirements are made; and

       (d) send to the Unitholder and to the SEC, copies of all such final statements within twelve weeks after the end of the relevant accounting period.

       12.4 The Manager shall sign and the Custodian shall countersign all final and monthly statements which shall then be published in Taipei.

       12.5 The Auditors' report on the final statements of the Trust Fund shall be in the form required by the SEC and where relevant shall indicate the extent to which such a report cannot be given and the reasons therefor.

13.    DISTRIBUTIONS

       13.1 Distributions of income in respect of each accounting period ended December 31, will be made not later than March 31 in the next following year to the Unitholder. Distributions may not be made out of capital. The Manager in conjunction with the Auditors shall determine what is income and what is capital, except that stock dividends and gains (realized or unrealized) on investments shall not be regarded as income and realized discounts on debt securities and money market instruments may be regarded as income. Costs and expenses payable out of the assets held in the Trust Fund may be charged against income or capital as the Manager in conjunction with the Auditors may determine, provided that the allocation of such costs and expenses as to income or to capital shall be consistent from year to year. When expenses are charged against capital, they may be amortized on a straight line basis over a period not exceeding five years.

       13.2 The aggregate amount of each distribution shall be credited to a separate account in the name of the Custodian and such amount shall thereupon cease to form part of the assets of the Trust Fund accordingly, but interest earned on such amount pending payment shall be paid into and form part of the assets of the Trust Fund.

14.    CURRENCY

       14.1 The accounts and records of the Trust Fund shall be maintained in NT Dollars, payments into the Trust Fund on the issue of Units and payments out of the Trust Fund on the redemption of Units and by way of distributions shall be made in NT Dollars, the net asset value of the assets held in the. Trust Fund shall be calculated in NT Dollars, and the financial statements of the Trust Fund shall be prepared in NT Dollars.

15.    INFORMATION AND NOTICES

       15.1 There shall be held available for inspection by any person without charge at the principal office of the Manager in Taipei at all reasonable business hours copies of:

       (a)    this Investment Contract as from time to time amended;

       (b) the current sales prospectus (if any) in relation to Shares of the Unitholder;

       (c) all interim and final statements, together with any relevant Auditors' reports and reports of the Manager relative thereto, for the two latest accounting periods of the Trust Fund or (if less) for all periods since the establishment of the Trust Fund, and all interim and final statements for such periods.

       15.2 All notices to the Unitholder shall be sent to it by hand or by airmail at its registered address.

       15.3 The Manager shall at all times maintain an office or offices in Taipei and shall notify the Unitholder of any change in the address of its principal office in Taipei for the time being.

16.    AMENDMENTS

       This Investment Contract shall be amended only with the prior written agreement of the Manager, the Custodian and the Unitholder, subject to the approval of the SEC, and subject to approval in accordance with applicable U.S. law.

       Notwithstanding the foregoing, if any of the parties to this Agreement changes its name, such changed name shall be automatically substituted therefore hereunder.

17.    CONNECTED PERSONS

       For the purposes of this Investment Contract, a person is a connected person of another if:

       (a) together with any person acting in concert with it in this connection, it owns or otherwise controls for its own account, and directly or indirectly, an interest of more than five percent (5%) (or, in the case of an interest of the Custodian, ten percent (10%)) of that other, whether or not a voting interest; or

       (b) it is a director or supervisor of or takes any significant active role in the management of that other.

18.    ATTACHMENT

       The Attachment I hereto (a list of the Board of Directors of the Unitholder) shall be regarded as part of this Investment Contract. Any directors listed therein can be replaced from time to time in accordance with the procedures applicable to a Delaware corporation.

19.    GOVERNING LAW, JURISDICTION AND LANGUAGE

       19.1 The Trust Fund, this Investment Contract and the Certificate shall be governed by, and this Investment Contract and the Certificate construed in accordance with, the laws of the Republic of China.

       19.2 Any dispute arising out of or in respect of the Trust Fund, this Investment Contract or the Certificate shall be subject to the nonexclusive jurisdiction of the courts of the Republic of China having original jurisdiction and, in the case of any action against the Manager or the Custodian, any court having original jurisdiction in the place in which the Manager of the Custodian has its principal office.

       19.3 The governing language of this Investment Contract shall be Chinese, but documents issued in relation to the Trust Fund may be in either the Chinese or the English language.

20.    EFFECTIVE DATE

       This Investment Contract shall become effective on the date hereof.

Dated:   August 22, 2001

                                           HSBC ASSET MANAGEMENT (TAIWAN)
                                           LIMITED, AS MANAGER



                                           By: /s/   I. Ming Lin
                                                  ------------------------------

                                           THE INTERNATIONAL COMMERCIAL BANK
                                              OF CHINA, AS CUSTODIAN



                                           By: /s/   Shih-Gin Chen
                                                  ------------------------------

                                           THE TAIWAN FUND, INC.
                                              (The Unitholder)



                                           By:       Haichi Vicki Hau
                                              ----------------------------------

                                                                       EXHIBIT A

                                                                    (Front page)

                            (Beneficiary Certificate)

                     HSBC Asset Management (Taiwan) Limited

                                Taiwan Trust Fund

Date of Issue:

Manager  ..................                       Custodian
-------                                           ---------

HSBC Asset Management (Taiwan) Limited      International Commercial Bank of
99 Tunhwa South Rd.                         China
Section 2                                   100 Chilin Road
Taipei, Taiwan ROC                          Taipei, Taiwan, ROC



Name of the Holder of this.                     Total Number of Units Comprised
Beneficiary Certificate:...                     by this Beneficiary Certificate:

The Taiwan Fund, Inc.......
                                                --------------------------------
225 Franklin St............                     (There is no charge for the
Boston, Massachusetts USA..                     issuance of this certificate)

         ..................

Other Notes:
-----------

1. This Certificate acknowledges receipt by the Manager and the Custodian of the funds constituting the Units referred to herein, and is issued in accordance with the provisions of the Regulations Governing the Administration of Securities Investments Trust Funds of the Republic of China and the Securities Investment Trust-Investment Management and Custodian Contract dated December 16, 1986, as superseded (the "Investment Contract"). The Unitholder will be entitled to repatriate the earnings and principal in respect of Units in accordance with the provisions of the Regulations Governing Securities Investment by Overseas Chinese and Foreign Investors and Procedures for Remittance.

2. Reference should be made to the relevant ROC regulations relating to securities investment trusts, the Investment Contract and the Prospectus dated December 16, 1986 (as superseded by later Prospectuses) published by The Taiwan Fund, Inc.

                                                                  (Reverse page)

                            (Beneficiary Certificate)

1.       Investment Policy and Scope


         The investment objective of the Taiwan Trust Fund (the "Trust Fund") is to achieve capital appreciation through investment in securities listed on the Taiwan Stock Exchange, money market instruments, government bonds, and debentures.

2.       Duration of the Trust Fund


         The duration of the Trust Fund shall be determined in accordance with the provisions of the Investment Contract.

3.       Calculation and Announcement of the Net Asset Value per Unit
         ------------------------------------------------------------


         The net asset value per Unit of the Trust Fund is calculated in NT$ by dividing the value of the assets of the Trust Fund less its liabilities by the number of Units in issue and rounding any fraction of NT$l up or down to the nearest NT Dollar (NT$0.5 being rounded up). The net asset value per Unit is calculated and published on a daily basis.

4.       Redemption


         After one year from the date of issue, the Holder of the Units comprised in this Certificate may apply for redemption by submitting this Certificate to the Manager or its agent together with a written application. The redemption price will be the net asset value per Unit as calculated in accordance with the method specified in the preceding paragraph on the next valuation date following the receipt of the redemption application by the Manager or its agent less the Manager's assessment of the cost of realizing an appropriate amount of the Trust Fund's assets. Redemption proceeds will normally be paid out within five days after the valuation date.

5.       Fees Payable to the Manager and the Custodian
         ---------------------------------------------


         The Manager shall be entitled to receive out of the assets held in the Trust Fund a monthly fee payable in NT Dollars. Such fee shall consist of a basic fee and performance adjustments, as more fully described in the Investment Contract. The Custodian shall be entitled to receive out of the assets held in the Trust Fund an annual fee (payable monthly) equal to 0.2% of the average daily net asset value of the assets held in the Trust Fund, subject to a minimum annual fee of 2.0 million NT Dollars.

6.       Distribution


         Distributions of income will be made within three months after the close of each fiscal year to the Unitholder. Capital gains and stock dividends will not be considered as income.

7.       Liquidation


         Upon expiration of the term of this Trust Fund or termination of the Investment Contract, the Manager shall, within three months, liquidate the Trust Fund and distribute the available balance to the Unitholder according to its entitlements.

8.       Amendment and Termination of the Investment Contract


         The Investment Contract may be amended with the prior approval of the Securities and Exchange Commission, by the Manager and the Custodian with the approval of the Unitholder. The Investment Contract may be terminated in accordance with provisions of the relevant Republic of China Securities Investment Trust Fund regulations and provisions of the Investment Contract.

                                  ATTACHMENT I

Board of Directors of The Taiwan Fund, Inc.:

David Dean

Benny T. Hu

Lawrence J. Lau

Joe O. Rogers

Jack C. Tang

Gloria Wang

Shao-Yu Wang

Lawrence F. Weber

                                                                       EXHIBIT 2



                               INVESTMENT ADVISORY
                            AND MANAGEMENT AGREEMENT


       THIS AGREEMENT dated as of August 22, 2001 between THE TAIWAN FUND, INC., a Delaware corporation (the "Fund"), and HSBC ASSET MANAGEMENT (TAIWAN) LIMITED ("HSBC Taiwan") (formerly China Securities Investment Trust Corporation), a Republic of China ("ROC") corporation ("HSBC Taiwan" or the "Adviser") having its principal office in Taipei, Taiwan, ROC.

       WHEREAS, the Fund is a diversified, closed-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), and the Adviser is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act"), and is authorized by the ROC Securities and Exchange Commission (the "CSEC") to conduct business in the ROC;

       WHEREAS, the Fund, the Adviser and the International Commercial Bank of China ("ICBC") have entered into a Securities Investment Trust-Investment Management and Custodian Contract dated of even date herewith (as the same may be amended or modified, the "Management Contract") providing for management by the Adviser of assets of the Fund held in the ROC;

       WHEREAS, certain of the assets of the Fund may be held in the United States, either pending remittance to the ROC of the net proceeds of any offering of the Common Stock of the Fund, or after distribution to the Fund under the Management Contract (whether as investment income or unit redemption proceeds), or upon borrowing by the Fund from a bank in the United States for temporary or emergency purposes, or otherwise as permitted under applicable ROC law and regulations (such assets of the Fund being referred to herein as the "U.S. Assets"); and

       WHEREAS, the Fund desires to retain the Adviser to furnish investment advisory and management services for the Fund's assets in the United States, and the Adviser is willing to furnish such services;

       NOW THEREFORE, in consideration of the premises and mutual covenants herein contained, it is agreed between the parties as follows:

       1. Appointment of the Adviser. The Fund appoints the Adviser to act as investment adviser to the Fund with respect to the U.S. Assets for the period and on the terms set forth in this Agreement. The Adviser accepts such appointment and agrees to furnish the services herein set forth for the compensation provided.

       2. Custodian. The State Street Bank and Trust (the "U.S. Custodian") has been retained by the Fund to act as custodian for the U.S. Assets. The Fund will deliver to the U.S. Custodian a photocopy of this Agreement executed by the Fund and the Adviser.

       3. Investment Advisory and Management Services. The Adviser undertakes and agrees:

              (a) To manage the investment of the U.S. Assets for the exclusive, full benefit of the Fund (including making investment decisions, supervising the acquisition and disposition of investments, instructing the U.S. Custodian with respect thereto and otherwise with respect to the U.S. Assets held by the U.S. Custodian, and selecting brokers or dealers to carry out portfolio transactions) in good faith and to the best of its ability and without gaining any advantage for itself or any of its Connected Persons (as defined in Article 17 of the Management Contract) thereby except as expressly provided in this Agreement or the Management Contract, all in accordance with the investment objectives and policies set forth in the Management Contract and in accordance with guidelines and directions from the Fund's Board of Directors;

              (b) To account to the Fund for any loss in value of the U.S. Assets where such loss has been caused by its willful or negligent default or reckless disregard of its duties hereunder;

              (c) To be responsible to the Fund for the acts and omissions of all persons to whom it may delegate any of its functions as the Adviser as if they were its own acts and omissions;

              (d) Notwithstanding and without prejudice to any other provisions of this Agreement, to, and to instruct all brokers used by the Adviser in relation to the sale or purchase of assets for the account of the Fund to, act in accordance with the best practice then applicable for the settlement of sales and purchases of securities and other investments; and

              (e) To perform its obligations under this Agreement so as to (i) comply with all laws and regulations of the United States and the ROC applicable to the Adviser and (ii) permit the Fund to qualify as a regulated investment company under applicable United States tax law.

       4. Compensation. The Adviser acknowledges that the compensation to be paid to it pursuant to Article 9 of the Management Contract shall constitute full and sufficient compensation for performance by it of its obligations under this Agreement.

       5. Expenses. Expenses shall be borne by the Adviser in accordance with, and to the extent provided under, Article 8 of the Management Contract.

       6. Duration and Termination. (a) This Agreement shall become effective on the date first above written, and shall continue in effect until August 22, 2003. If not sooner terminated, this Agreement shall continue in effect for successive periods of 12 months each thereafter; provided that each such continuance shall be specifically approved annually by the vote of a majority of the Fund's Board of Directors who are not parties to this Agreement or interested persons (as such term is defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval and (i) either the vote of a majority of the outstanding voting securities of the Fund, or (ii) a majority of the Fund's Board of Directors as a whole. Notwithstanding the foregoing, this Agreement may be terminated at any time by the Fund, without the payment of any penalty, upon vote of a majority of the Fund's Board of Directors or a majority of the outstanding voting securities of the Fund, or by the Adviser, on sixty (60) days' written notice to the other party. This Agreement shall automatically terminate in the event of its assignment (as such term is defined in the 1940 Act). As used herein the phrase "majority of the outstanding voting securities" shall have the meaning set forth in the 1940 Act. In addition, this Agreement shall automatically terminate if the Adviser is removed as provided in Article 11 of the Management Contract.

              (b) Without limitation of the provisions of clause (a), this Agreement shall also terminate upon the termination of the Management Contract in accordance with the provisions thereof.

              (c) Upon termination of this Agreement, unless a new Agreement is entered into (as provided in clause (f)), the Adviser shall, within three months after the effective date of termination, promptly dispose of U.S. Assets at reasonable prices, satisfy any liabilities relating to the Fund, and distribute the available balance to the Fund.

              (d) The Adviser may be removed by the Fund by 60 days' written notice.

              (e) If the Adviser goes into liquidation or bankruptcy, or if it ceases to be registered as an investment adviser under the Advisers Act, or if its ROC permit to act as Manager under the Management Contract has been revoked, it shall be deemed to have been forthwith removed as Adviser.

              (f) If the Adviser is removed or resigns, the Fund may appoint a new Adviser and enter into a new Agreement containing substantially the same terms and conditions as this Agreement, subject to satisfaction of the requirements set forth in, and subject to the provisions of Article
       11.7 of the Management Contract.

              (g) This Agreement shall continue in full force and effect notwithstanding the resignation or removal of ICBC, or any successor, as Custodian under the Management Contract.

       7. Liability of the Adviser. The Adviser may rely on information reasonably believed by it to be accurate and reliable. Except as may otherwise be provided by the 1940 Act, neither the Adviser nor its stockholders, officers, directors, employees or agents shall be subject to, and the Fund shall indemnify and hold such persons harmless from and against, any liability for and any damages, expenses or losses incurred in connection with any act or omission in the course of, connected with or arising out of any services to be rendered hereunder, except by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties or by reason of reckless disregard of the Adviser's obligations and duties under this Agreement ("disabling conduct"); provided that the Adviser shall not receive any indemnification from the Fund against any liability to the Fund or its shareholders to which the Adviser would otherwise be subject unless there has been (1) a final decision on the merits by a court or other body before whom the proceeding alleging liability of the Adviser was brought that the Adviser was not liable by reason of disabling conduct, or (2) a reasonable determination, based upon a review of the facts, that the Adviser was not liable by reason of disabling conduct, by (i) the vote of a majority of a quorum of the Fund's directors who are neither "interested directors" as defined in the United States Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party directors"), or (ii) an independent legal counsel in a written opinion; and provided further that, the Adviser shall not receive an advance of attorneys' fees or other expenses incurred by it in defending a proceeding alleging such liability except upon the undertaking of the Adviser to repay the advance unless it is ultimately determined that it is entitled to indemnification, but only if at least one of the following is also required as a condition to the advance: (1) the Adviser shall provide a security for its undertaking, (2) the Fund shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested, non-party directors of the Fund, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Adviser ultimately will be found entitled to indemnification.

       8. Services Not Exclusive. It is understood that the services of the Adviser are not deemed to be exclusive, and nothing in this Agreement shall prevent the Adviser, or any affiliate thereof, from providing similar services to other investment companies and other clients (whether or not their investment objectives and policies are similar to those of the Fund) or from engaging in other activities. When other clients of the Adviser desire to purchase or sell a security at the same time such security is purchased for the Fund, it is understood that such purchases and sales and will be made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each client.

       9. Miscellaneous.

              (a) This Agreement shall be governed by and constructed in accordance with the laws of the State of Delaware; provided that nothing herein shall be construed as being inconsistent with (i) the 1940 Act or the Advisers Act or regulations issued under such statutes, or (ii) applicable ROC law and regulations.

              (b) The captions in this Agreement are included for convenience only and in no way define or delimit any of the provisions hereof or otherwise affect their instruction or effect.

              (c) If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby and, to this extent, the provisions of this Agreement shall be deemed to be severable.

              (d) Nothing herein shall be construed as constituting the Adviser an agent of the Fund.

              (e) If any of the parties to this Agreement changes its name, such changed name shall be automatically substituted therefore hereunder.


       IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed as of the day and year first above written.



                                          HSBC ASSET MANAGEMENT (TAIWAN) LIMITED




                                          By:      I. Ming Lin
                                              ----------------------------------




                                          THE TAIWAN FUND, INC.





                                          By:      Haichi Vicki Hau
                                              ----------------------------------

                                                                       EXHIBIT 3

                                                                 English Version




                              THE TAIWAN TRUST FUND

                          SECURITIES INVESTMENT TRUST -

              INTERIM INVESTMENT MANAGEMENT AND CUSTODIAN CONTRACT



                                 August 6, 2001

                              THE TAIWAN TRUST FUND

                          SECURITIES INVESTMENT TRUST -

              INTERIM INVESTMENT MANAGEMENT AND CUSTODIAN CONTRACT



                                      INDEX

ARTICLE                                                                     PAGE
-------                                                                     ----


1.       INTRODUCTION AND POLICY...............................................1

2.       BASIC OBLIGATIONS AND RIGHTS..........................................1

3.       ASSETS HELD IN THE TRUST FUND.........................................3

4.       UNITS.................................................................4

5.       CALCULATION OF NET ASSET VALUE........................................5

6.       REDEMPTION OF UNITS...................................................6

7.       SUSPENSION OF VALUATION, ISSUES, REDEMPTIONS AND PAYMENTS.............7

8.       EXPENSES..............................................................7

9.       MANAGEMENT AND CUSTODIAN FEES.........................................8

10.      INVESTMENT OBJECTIVES AND POLICIES AND RESTRICTIONS..................10

11.      DURATION, CHANGES IN MANAGER AND CUSTODIAN, AND TERMINATION..........12

12.      ACCOUNTS AND STATEMENTS..............................................13

13.      DISTRIBUTIONS........................................................14

14.      CURRENCY.............................................................14

15.      INFORMATION AND NOTICES..............................................14

16.      AMENDMENTS...........................................................15

17.      CONNECTED PERSONS....................................................15

18.      ATTACHMENT...........................................................15

19.      GOVERNING LAW, JURISDICTION AND LANGUAGE.............................15

20.      EFFECTIVE DATE.......................................................16

               SECURITIES INVESTMENT TRUST - INTERIM INVESTMENT

                        MANAGEMENT AND CUSTODIAN CONTRACT

1.     INTRODUCTION AND POLICY

       1.1 The Taiwan Trust Fund (the "Trust Fund") is a securities investment trust fund established under the laws of the Republic of China for the exclusive benefit of The Taiwan Fund, Inc. (the "Unitholder") of 225 Franklin Street, Boston, Massachusetts on the basis of this Securities Investment Trust - Interim Investment Management and Custodian Contract (the "Interim Investment Contract") among, China Securities Investment Trust Corporation ("CSITC" or the "Manager"), of 99 Tunhwa South Rd., Section 2, Taipei, Taiwan, Republic of China, The International Commercial Bank of China (the "Custodian") of 100 Chilin Road, Taipei, Taiwan, Republic of China and the Unitholder. This Interim Investment Contract, together with relevant provisions of the laws and regulations of the Republic of China, alone shall govern the relationship, which is a contractual relationship (the Trust Fund is not a separate legal entity) among the Manager, the Custodian and the Unitholder. This Interim Investment Contract supersedes and replaces the Securities Investment Trust - Investment Management and Custodian Contract dated December 16, 1986, as amended (the "Original Investment Contract"), which contains substantially the same terms and conditions as this Interim Investment Contract. This Interim Investment Contract was made necessary by a change in control of CSITC which automatically terminated the Original Investment Contract on August 6, 2001.

       1.2 The investment objective of establishing the Trust Fund is to achieve for the benefit of the Unitholder capital growth through investment in securities listed on the Taiwan Stock Exchange, and other debentures, government bonds and money market instruments.

2.     BASIC OBLIGATIONS AND RIGHTS

       2.1 The obligation and duties of the Manager are as follows:

              (a) The Manager shall be obligated to manage the investment of the assets held by the Custodian in the Trust Fund for the exclusive, full benefit of the Unitholder (including making investment decisions, supervising the acquisition and disposition of investments, instructing the Custodian with respect thereto and otherwise with respect to the assets held in the Trust Fund, and selecting brokers or dealers to carry out portfolio transactions) in good faith and to the best of its ability and without gaining any advantage for itself or any of its Connected Persons (as defined in Article 17 below) thereby except as expressly provided in this Interim Investment Contract, all in accordance with the Trust Fund's investment objectives and policies and in accordance with guidelines and directions from the Unitholder's Board of Directors;

              (b) The Manager shall be obligated to account to the Unitholder for any loss in value of assets of the Trust Fund where such loss has been caused by its willful or negligent default, reckless disregard of its duties hereunder or bad faith;

              (c) The Manager shall be responsible to the Unitholder for the acts and omissions of all persons to whom it may delegate any of its functions as Manager as if they were its own acts and omissions;

              (d) The Manager shall promptly report to the Securities and Exchange Commission of the Ministry of Finance of the Republic of China (the "SEC") and to Unitholder any matter which, in the opinion of the Manager, is an actual or anticipated breach by the Custodian of any of the provisions of this Interim Investment Contract or of any relevant provisions of the laws and regulations of the Republic of China;

              (e) The Manager shall, to the extent permitted by the laws of the Republic of China, take such action to enforce on behalf, and for the benefit, of the Unitholder the obligations of the Custodian under this Interim Investment Contract as it shall think fit or as shall from time to time be required by the SEC or the Unitholder;

              (f) Notwithstanding and without prejudice to any other provisions of this Interim Investment Contract, the Manager shall, and shall instruct all brokers used by the Manager in relation to the sale or purchase of assets for the account of the Trust Fund to, act in accordance with the best practice then applicable in the ROC for the settlement of sales and purchases of securities and other investments;

              (g) The proper costs incurred by the Manager in enforcing the obligations of the Custodian shall be borne out of the assets of the Trust Fund. To the extent that they are not borne by a person other than the Manager, the Manager shall be entitled to an indemnity out of the assets of the Trust Fund against all claims (and against all costs and expenses in relation to such claims) incurred or suffered by it as a result of its acting as the Manager under this Interim Investment Contract which claims are not attributable to its own willful or negligent default, reckless disregard of its duties hereunder or bad faith ("disabling conduct"); provided that the Manager shall not receive any indemnification out of the assets held in the Trust Fund against any liability to the Unitholder or its shareholders to which the Manager would otherwise be subject unless there has been (1) a final decision on the merits by a court or other body before whom the proceeding alleging liability of the Manager was brought that the Manager was not liable by reason of disabling conduct, or (2) a reasonable determination, based upon a review of the facts, that the Manager was not liable by reason of disabling conduct, by (i) the vote of a majority of a quorum of the Unitholder's directors who are neither "interested directors" as defined in the United States Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party directors"), or (ii) an independent legal counsel in a written opinion; and provided further that, the Manager shall not receive out of the assets held in the Trust Fund an advance of attorneys' fees or other expenses incurred by it in defending a proceeding alleging such liability except upon the undertaking of the Manager to repay the advance unless it is ultimately determined that it is entitled to indemnification, but only if at least one of the following is also required as a condition to the advance: (1) the Manager shall provide a security for its undertaking, (2) the Unitholder shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested, non-party directors of the Unitholder, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Manager ultimately will be found entitled to indemnification; and

              (h) The Manager shall perform its obligations under this Interim Investment Contract so as to (i) comply with all laws and regulations of the Republic of China and of the United States applicable to the Manager and the Unitholder, and (ii) permit the Unitholder to qualify as a regulated investment company under applicable United States tax law.

       2.2 The obligations and duties of the Custodian are as follows:

              (a) The Custodian shall be responsible absolutely and without qualification as a fiduciary to the Unitholder for the safekeeping of all assets held in the Trust Fund for the time being, and of all amounts from time to time set aside and held for the purpose of distribution to the Unitholder in accordance with this Interim Investment Contract (see relevant provisions under Article 3 below), and shall indemnify the Unitholder in the event of any loss of such assets and amounts resulting from a breach of its duties hereunder; such assets and amounts shall be adequately insured against loss; and the Custodian shall not be responsible for the willful or negligent default (including non-payment or failure to deliver securities) by securities brokers or other persons selected by the Manager and dealt with by the Custodian, unless such default is contributed to by the Custodian;

              (b) The Custodian shall comply with the instructions of the Manager given from time to time on behalf of the Unitholder pursuant to this Interim Investment Contract in relation to the disposition of the assets held in the Trust Fund from time to time and the exercise of rights and obligations attaching thereto except where, in the opinion of the Custodian, to do so would or might involve a breach of this Interim Investment Contract or of any relevant provisions of the laws and regulations of the Republic of China;

              (c) The Custodian shall report to the SEC and the Unitholder any matter which in the opinion of the Custodian is an actual or anticipated breach by the Manager of any of the provisions of this Interim Investment Contract or of any relevant provisions of the laws and regulations of the Republic of China; and

              (d) To the extent that they are not borne by a person other than the Custodian, the Custodian shall be entitled to indemnity out of the assets held in the Trust Fund against all claims incurred or suffered by it which are not attributable to its own willful or negligent default, reckless disregard of its duties hereunder or bad faith.

              (e) The assets held in the Trust Fund will not be subject to any right, charge, security interest, lien or claim of any kind in favor of the Custodian or its creditors; beneficial ownership of the assets held in the Trust Fund will be freely transferable without payment of money or value to the Custodian; the Custodian will maintain adequate records identifying the assets held in the Trust Fund as being held for the benefit of the Unitholder; the Unitholder's independent public accountants will be given access to such records during normal business hours upon request; and the Manager (acting on behalf of the Unitholder) will receive periodic reports from the Custodian with respect to the safekeeping of the assets held in the Trust Fund, including, but not limited to, notification of any transfer of assets to or from the Trust Fund.


       The Custodian shall not be responsible for any investment loss of assets held in the Trust Fund and shall have no responsibility to the Manager or the Unitholder other than as provided in Articles 2.2 and 3.5 hereof and as otherwise expressly set forth in this Interim Investment Contract.

       2.3 The Unitholder shall have the right at all times to enforce against the Manager the obligations of the Manager and against the Custodian the obligations of the Custodian under this Interim Investment Contract.

3.     ASSETS HELD IN THE TRUST FUND

       3.1 All assets held in the Trust Fund shall at all times be held by the Custodian and, where in registered form, shall be registered in the name of
"Special Account for the Taiwan Trust Fund under the Custody of the International Commercial Bank of China."

       3.2 The Trust Fund is established for an unspecified period.

       3.3 No offering of the shares of the Unitholder ("Shares") can be made without prior approval of the SEC. The Unitholder will deliver the proceeds of any offering (after deduction of offering expenses and organizational expenses and amounts not intended to be held in the Trust Fund) to the Custodian under this Interim Investment Contract. As evidence of its exclusive interest in the assets held by the Custodian in the Trust Fund, the Unitholder has been issued Units, and shall receive additional Units to the extent that the proceeds of any additional offering of its shares are delivered to the Custodian under this Interim Investment Contract.

       3.4 The provisions of Article 18-2 of the Securities and Exchange Law of the Republic of China (the "Securities Law") shall apply to the assets held in the Trust Fund and such assets shall not form part of the assets of the Custodian or of the Manager. To the extent that legitimate claims made by third parties against the assets held in the Trust Fund exceed the value of those assets, the satisfaction of such claims shall be the responsibility of the Unitholder and not the Manager or Custodian.

       3.5 The Custodian shall not dispose of assets held in the Trust Fund except:

              (a) in accordance with instructions received by it from the Manager in relation to:

              (1) the investment of or realization on assets for the account of the Trust Fund; or

              (2) the payment or discharge of other amounts of liabilities properly payable or dischargeable out of the assets held in the Trust Fund in accordance with the provisions of this Interim Investment Contract; or

              (3) the payment of amounts to the Unitholder as distributions of income as provided in this Interim Investment Contract; or

              (4) the payment of amounts to the Unitholder upon redemption of Units; or

              (b) to the Unitholder on final liquidation of the Trust Fund; or

              (c) as otherwise required by any mandatory provision of law.

4.     UNITS

       4.1 The Manager and the Custodian shall each maintain a record of the number of Units held from time to time by the Unitholder. A Unit shall not represent any right in respect of any particular assets but a pro rata entitlement to all of the net assets held in the Trust Fund, and a contractual right against the Manager and the Custodian accordingly.

       4.2 A beneficial certificate ("Certificate") in a form approved by the Manager and the SEC, and in substantially the form of Exhibit A attached hereto, has been issued to the Unitholder in respect of all Units acquired by it. The Certificate has been signed on behalf of the Manager and the Custodian and indicates thereon the amount of funds initially delivered to the Custodian under this Interim Investment Contract.

       4.3 The issue of Units shall be subject to the prior approval of and to any conditions imposed by the SEC.

       4.4 Each Unit issued in the initial issue of Units which took place in December 1986 represented US$1 or its equivalent in NT Dollars delivered to the Custodian under this Interim Investment Contract.

       4.5 Each Unit issued after the initial issue of Units has represented, and (if additional Units are issued) shall represent, that amount (delivered to the Custodian hereunder) obtained by dividing (a) the amount equal to the net asset value (as defined in the following sentence) of the previously outstanding Units calculated as at the date (or, if that date is not a Valuation Date as defined in Article 5 below, on the next following Valuation Date) immediately following the date of receipt by the Manager of the application for issuance of the Units in question by (b) the number of Units outstanding (including Units scheduled to be redeemed on that Valuation Date but excluding Units scheduled to be issued on that Valuation Date). "Net asset value" shall mean the value of the assets held in the Trust Fund less the liabilities of the Trust Fund (including such provisions and allowances for contingencies as the Manager may think appropriate in respect of the costs and expenses payable out of the assets of the Trust Fund as set forth in Article 8 below), as calculated pursuant to
Article 5.

       4.6 Payment for each Unit shall be made in cash in advance of issue. Once the relevant amount to be delivered to the Custodian in respect of a Unit has been paid, no further amount shall be payable by the Unitholder in respect of that Unit.

       4.7 No fractions of Units may be issued.

5.     CALCULATION OF NET ASSET VALUE

       5.1 The net asset value of the assets held in the Trust Fund and the net asset value per Unit shall be calculated by the Manager as at each business day in Taipei (a "Valuation Date") by reference to (inter alia) the following criteria:

       5.2 The value of assets held in the Trust Fund, other than cash, or assets not specified in (a) to (d) below which are considered by the Manager to be the effective equivalent of cash ("cash equivalents"), shall be determined as follows:

              (a) where the assets are listed and traded on the Taiwan Stock Exchange, by reference to the last dealt price on such exchange on the applicable Valuation Date or, if there is no last dealt price on such exchange on that date, the last dealt price on such exchange on or before the relevant Valuation Date;

              (b) where the assets are bonds, debentures or notes not listed and traded on the Taiwan Stock Exchange, by reference to the valuation thereof on the applicable Valuation Date by the Stock Brokers' Association of Taipei, or, if there is no such valuation, at their par value plus interest accrued but unpaid to the relevant Valuation Date;

              (c) where the assets are money market instruments, at cost plus interest accrued but unpaid from the date of purchase to the applicable Valuation Date; and

              (d) in any other case by reference to valuation procedures consistent with guidelines from time to time laid down by the SEC.

       5.3 In the case of any interest-bearing investment, or other investment on which income is accruing, not included within (b) or (c) above there shall be included in the value thereof all interest or other income accruing up to the applicable Valuation Date.

       5.4 Cash and cash equivalents and amounts receivable and prepaid shall be included at the full face or market value thereof.

       5.5 There shall be made such allowance (if any) as the Manager may consider appropriate in the case of any asset which the Manager considers may not be fully recoverable.

       5.6 Unperformed or partially performed agreements for the acquisition or disposal of assets shall be treated as if they had been completely performed.

       5.7 Liabilities shall include the amount of any fee payable to the Custodian or the Manager as contemplated by Article 9 below and accrued at or accruing to the applicable Valuation Date but remaining unpaid.

       5.8 The number of Units outstanding at any time shall include Units scheduled to be redeemed on or as of the applicable Valuation Date but shall exclude Units scheduled to be issued on or as of the applicable Valuation Date but shall exclude Units scheduled to be issued on or as of that Valuation Date.

       5.9 With respect to acquisition or disposition transactions initiated but not fully consummated, there may be excluded from the value of any assets in respect of the acquisition or disposition of which brokerage, duties and other similar costs would fail to be paid out of the assets held in the Trust Fund if they had been acquired or disposed of, as the case may be, on the applicable Valuation Date an amount not exceeding the Manager's bona fide estimate of the amount of such costs which would have been so payable.

       5.10 Any currency transaction shall be made at the rate which is the average of the rates of exchange quoted on the applicable Valuation Date by the Foreign Exchange Trading Centre in Taipei as the rates for buying and selling the one currency for the other.

       5.11 If in any respect extraordinary circumstances render it impracticable or inappropriate to conduct a valuation on the basis of the foregoing provisions of this Article 5, the Manager shall to the extent necessary follow other valuation procedures consistent with guidelines from time to time laid down by the SEC.

6.     REDEMPTION OF UNITS

       6.1 Subject to Article 6.2 and relevant laws and regulations of the Republic of China governing foreign investment and foreign exchange control, the Unitholder may redeem all or any of its Units by delivering the Certificate in respect of the Units to be redeemed together with an appropriate request for redemption to the Manager at its principal office in Taipei. The amount to be paid to the Unitholder upon any redemption of Units shall be the net asset value per Unit as at the Valuation Date next following the date of receipt by the Manager of the applicable redemption request and the accompanying Certificate (such Valuation Date being a "Redemption Date") multiplied by the number of Units being redeemed.

       6.2 Such net asset value per Unit shall be calculated in accordance  with
Article 4 and Article 5 above except that: if the number of Units which, but for this provision, would be subject to redemption on any Redemption Date exceeds ten (10) percent of the number of Units issued and outstanding immediately before such Redemption Date, the Manager may limit the number of Units which are redeemed on such Redemption Date to ten (10) percent of the number of Units issued and outstanding immediately before such Redemption Date. In such case, the Manager shall as reasonably practicable dispose of such assets as required to redeem those Units subject to redemption but not redeemed on such Redemption Date.

       6.3 The Manager shall, no later than 5 days after the Redemption Date, cause the Custodian to pay the redemption proceeds to the Unitholder.

       6.4 When the Unitholder requests the redemption of less than all of the Units represented by the Certificate, the Manager shall, in addition to making redemption payments in accordance with Article 6.3 above, within fourteen days after the applicable Redemption Date, issue free of charge therefor a new Certificate to represent the Units not requested to be redeemed.

7.     SUSPENSION OF VALUATION, ISSUES, REDEMPTIONS AND PAYMENTS

       7.1 The Manager may temporarily suspend valuation of the assets held in the Trust Fund in the following events:

              (a) when the Taiwan Stock Exchange is closed otherwise than for ordinary holidays or if dealings thereon are restricted or suspended; or

              (b) in the case of breakdown of the means of communication normally used for the valuation of any material part of the assets held in the Trust Fund, or if for any reason the value of any material part of the assets held in the Trust Fund may not be determined as rapidly and accurately as required; or

              (c) when, as a result of political, economic, military or monetary reasons or of any circumstance beyond the control of the Manager, disposal of assets held in the Trust Fund or determination of the value of assets held in the Trust Fund and/or liabilities of the Trust Fund are to any material extent not reasonably or normally practicable.

       7.2 During such time as valuation is suspended as specified in Article 7.1, no issue or redemption of Units shall be made and no payment shall be made of any redemption moneys payable but unpaid in respect of any Units already redeemed.

8.     EXPENSES

       8.1 The following items shall be the only costs and expenses payable out of the assets held in the Trust Fund:

              (a) the acquisition price and brokerage, stamp duty and similar direct acquisition costs of assets acquired for the account of the Trust Fund;

              (b) brokerage, stock transfer tax, stamp duty and similar direct disposal costs arising on the disposal of assets held in the Trust Fund;

              (c) all stamp and similar duties and charges payable from time to time in respect of the Trust Fund;

              (d) all expenses incurred in relation to the registration of any assets in the name of the Custodian for the benefit of the Trust Fund;

              (e)  all  expenses   properly   incurred  in  the  collection  and
       distribution of income derived from assets held in the Trust Fund;

              (f) all fees and expenses of any auditors or legal advisers in connection with the assets held in the Trust Fund;

              (g) all taxation payable in respect of income of (including stock dividends), or the holding of or dealings with assets held in, the Trust Fund;

              (h) all proper expenses including postage and telex and telephone costs incurred by the Custodian in connection with the acquisition or disposal of any assets held in the Trust Fund;

              (i) any compensation payable to the Manager or the Custodian as contemplated by Article 9 below;

              (j) legal fees and expenses incurred in connection with the interpretation or amendment for the benefit of the Unitholder of this Interim Investment Contract; and all such proper costs as are provided for in Articles 2.1(g) and 2.2(d);

              (k) the cost relating to the publication of Unit prices and/or the net asset value, and the printing, mailing and similar costs for any regular report sent to the Unitholder;

              (l) all attestation fees incurred in connection with the issuance of Certificates;

              (m) all ordinary and necessary expenses incurred by the Unitholder in connection with its organization, the public offering of its Shares to investors in the United States and elsewhere, its registration and operation as a regulated investment company under the Investment Company Act of 1940 and its qualification as a regulated investment company under the United States Internal Revenue Code, all as described in the Prospectus of the Unitholder dated December 16, 1986 (the "Prospectus") used for the public offering and sale of the Unitholder's shares (together with, and as supplemented or updated by, each subsequent prospectus used for subsequent offerings and sales of such shares, (the "Prospectus"); and

              (n) all other necessary and appropriate costs, fees and expenses incurred by the Manager or the Custodian on behalf of the Trust Fund or the Unitholder in the course of performing their respective duties; provided that, the Manager and the Custodian shall each bear all expenses associated with the performance of its duties hereunder (including employee salaries and overhead) other than expenses to be paid out of the assets held in the Trust Fund as specifically provided in this Article 8 and the Manager shall bear the fees and expenses of the Unitholder's officers and directors who are interested persons of the Manager.

9.     MANAGEMENT AND CUSTODIAN FEES

       9.1 As compensation for the investment management services and expenses borne by the Manager pursuant to this Interim Investment Contract, the Manager shall be entitled to receive out of the assets held in the Trust Fund a monthly fee payable in NT Dollars. Such fee shall consist of a basic fee (the "Basic Fee") and performance adjustments (the "Performance Adjustments"), which may serve either to increase or decrease the Basic Fee.

              (a) The Basic Fee shall be computed promptly after the end of each month by multiplying (i) the average daily Net Fund Value (as defined below) for such month by (ii) an annual rate of 1.30%. For any period of less than a full month during which this Interim Investment Contract is in effect with respect to the Trust Fund, the Basic Fee shall be calculated by multiplying (i) the average daily Net Fund Value for such period prorated according to the proportion that the number of business days in such period bears to the number of business days in such month times (ii) an annual rate of 1.30%. As used herein, "Net Fund Value" shall mean the value of the net assets of the Unitholder (including the assets held in the Trust Fund) calculated as described under "Net Asset Value" in the Prospectus.

              (b) The Basic Fee shall be subject to upward or downward Performance Adjustments on the basis of investment performance, as follows:

       The Performance Adjustment shall be made by multiplying (x) the Applicable Performance Adjustment Rate times (y) the average Net Fund Value over the performance period. The resulting Performance Adjustments shall then be added to or subtracted from the Basic Fee. The performance periods and the Applicable Performance Adjustment Rates shall be calculated as follows:

                     (1) First,  the performance  period shall commence with the first business day of the first full month following the date upon which 75% or more of the assets constituting the Net Fund Value are invested in equity securities. During the first eleven (11) months thereafter there shall be no performance Adjustment.
              Starting with the twelfth month of operation, the Performance Adjustment shall take effect. Following the twelfth month a new month shall be added to the performance period until the performance period equals 36 months. Thereafter the performance period shall consist of the current month plus the previous 35 months. Notwithstanding the provisions of this Article 9.1(b)(1), Performance Adjustments under this Interim Investment Contract shall be made as if this Interim Investment Contract were a continuation of the Original Investment Contract, rather than a new Investment Contract. In addition, the termination of the Original Investment Contract and this Interim Investment Contract shall not, for purposes of the last paragraph of Article 9.1(b) of the Original Investment Contract or this Interim Investment Contract be deemed a termination thereof and thereby result in any prorated fee calculation.

                     (2) Second,  compute the percentage  difference between (a)
              the opening Net Fund Value per Share of the Unitholder on the first business day of the performance period and (b) the sum of
              (1) the closing Net Fund Value per Share on the last business day of such period plus (ii) the value of the Unitholder's cash distributions to its shareholders per Share made during the performance period plus (iii) the value of capital gains taxes per Share paid or payable by or on behalf of the Unitholder on undistributed realized long-term capital gains during the performance period.

                     (3) Third,  compute the  percentage  change in Taiwan Stock
              Exchange Index (the "Index") during such period. In making such computation the value of cash distributions made during the performance period by companies whose securities comprise the Index shall be accumulated to the end of such period and added to the closing value of the Index, with cash distributions of the securities comprising the Index being treated as reinvested in the Index as of the end of each calendar quarter following the payment of the cash distribution. (In both such computations of percentages, the percentage rate shall be rounded to the nearest full basis point (0.01%) (rounding up if a computation produces a result of exactly one-half basis point (0.005%))).

                     (4) Fourth,  the  Applicable  Performance  Adjustment  Rate
              shall be the Applicable Adjustment Percentage (as defined in (5) below) times the number (whether positive or negative) obtained by subtracting the percentage change in the Index during the performance period from the percentage change in the Net Fund Value of a Share during that period, provided that if the number thus obtained is greater than ten (either positive of negative) the Applicable Performance Adjustment Rate shall be the Applicable Performance Adjustment Percentage times ten (positive or negative, as appropriate).

                     (5) The Applicable Adjustment Percentage shall be an annual rate of 0.03%.

       In computing the investment performance of the Net Fund Value and the investment record of the Index, distributions of realized capital gains, dividends paid out of investment income, the value of capital gains' taxes per share paid or payable on undistributed realized long-term capital gains, and all cash distributions of the companies whose stocks comprise the Index shall be treated as reinvested in accordance with Rule 205-1 or any other applicable rules under the United States Investment Advisers Act of 1940.

       In the case of termination of the Trust Fund, the transfer of the Trust Fund to another securities investment trust enterprise, or the termination of this Interim Investment Contract during any month, the fee for that month shall be reduced proportionately on the basis of the number of business days during which this Interim Investment Contract is in effect during that month. The Basic Fee rate in that month shall be computed on the basis of and applied to the Net Fund Value, averaged over that month and ending on the last business day on which this Interim Investment Contract is in effect. The amount of the Performance Adjustment (or Adjustments) shall be computed on the basis of and applied to the Net Fund Value, averaged over the 36-month period ending on the last business day on which this Interim Investment Contract is in effect, provided that if this Interim Investment Contract has been in effect for lass than 36 months, the computation shall be made on the basis of the period of time during which this Interim Investment Contract has been in effect.

       9.2 The compensation earned by the Manager under this Interim Investment Contract will be held in an interest-bearing escrow account with the Fund's Custodian. If a majority of the Fund's outstanding voting securities approve a new Investment Contract with CSITC within 150 days of the execution of this Interim Investment Contract, the amount in the escrow account (including interest earned) will then be paid to CSITC. If a majority of the Unitholder's outstanding voting securities do not approve a new Investment Contract with CSITC, CSITC will be paid, out of the escrow account, the lesser of: (1) any costs incurred in performing this Interim Investment Contract (plus interest earned on that amount while in escrow); or (2) the total amount in the escrow account (plus interest earned).

       9.3 As compensation for the custodial services and expenses borne by the Custodian pursuant to this Interim Investment Contract, the Custodian shall be entitled to receive out of the assets held in the Trust Fund a fee which shall be computed and paid promptly after the end of each month by multiplying (i) the average daily net asset value of the assets held in the Trust Fund for such month by (ii) an annual rate of 0.2%, provided that the Custodian shall be entitled to receive a minimum annual fee of 2.0 million NT Dollars.

10.    INVESTMENT OBJECTIVES AND POLICIES AND RESTRICTIONS

       10.1 The Unitholder's investment objective in placing proceeds of its offering in the Trust Fund is to seek long-term capital appreciation through investment primarily in equity securities of Republic of China companies listed on the Taiwan stock Exchange, as more fully described in the Prospectus. Investment may also be made in debt securities listed on the Taiwan Stock Exchange and in debt securities traded on the over-the-counter market.

       10.2 The assets held in the Trust Fund, after having been remitted into the Republic of China and delivered to the Custodian, shall be invested only in securities and money market instruments denominated in NT Dollars and in NT Dollars cash and banking and similar accounts, except to the extent otherwise permitted by Republic of China law and regulations.

       10.3 The Manager agrees that it will not, using the assets held in the Trust Fund:

              (a) Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities, subject to Article 10.2), if as a result: (i) as to 75% of the assets held in the Trust Fund, more than 5% of the total assets held in the Trust Fund (taken at their current value) would then be invested in securities of a single issuer,
       (ii) as to the remaining 25% of the assets held in the Trust Fund, more than 10% of the total assets held in the Trust Fund (taken at their current value) would then be invested in the securities of a single issuer (except that the Manager may invest not more than 25% of the assets held in the Trust Fund in obligations of the Republic of China Government or its agencies of instrumentalities), (iii) more than 10% of the voting equity securities (at the time of such purchase) of any one issuer would be held in the Trust Fund, and (iv) more than 25% of the total assets held in the Trust Fund (taken at current value) would be invested in a single industry; or

              (b) purchase any equity securities which, at the time the purchase is made, are not (i) listed and traded on the Taiwan Stock Exchange, (ii) purchased in initial public offerings and secondary public offerings but only if such securities will be listed on the Taiwan Stock Exchange immediately following such offering, or (iii) traded in the over-the-counter market in Taiwan; or

              (c) purchase partnership interests; or

              (d) borrow money or pledge the assets in the Trust Fund; or

              (e) purchase securities on margin, except for short-term credits as may be necessary for clearance of transactions; or

              (f) make short sales of securities  or maintain a short  position;
       or

              (g) buy or sell commodities or commodity contracts or real estate or interests in real estate, except that it may enter into foreign currency exchange contracts, foreign currency futures contracts, and options on foreign currencies and foreign currency futures contracts for bona fide hedging purposes; or

              (h) act as an underwriter of securities of other issuers; or

              (i) make loans, including loans of cash of portfolio securities, to any person; for purposes of this investment restriction, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures of other securities; or

              (j) purchase securities issued by any issuer which owns, whether directly or indirectly or in concert with another person, more than 5% of the equity securities (whether voting of non-voting) of the Adviser or which takes a significant role in the management of the Adviser; or

              (k) issue senior securities; or

              (l) purchase beneficiary certificates representing interests in other ROC securities investment trust funds or effect any transaction in securities with another ROC securities investment trust fund managed by the Manager.

       10.4 Nothing in Article 10.3 above shall require the sale or disposition of any relevant assets held in the Trust Fund where any of the restrictions there set out is breached as a result of any event outside the control of the Manager and occurring after the investment in the relevant assets is made (including but not limited to redemptions of Units or securities, any reorganization or amalgamation of any company and the suspension of any listing), but no further relevant assets shall be acquired until the relevant limitation can again be complied with, except pursuant to the exercise of subscription rights to purchase securities of an ROC issuer at a time when the Fund's portfolio holdings of securities of that issuer (or that issuer's industry) would otherwise exceed the limits set forth in clause (i), (ii), (iii) or (iv) of Article 10.3(a), where prior to such exercise and after the announcement of such rights, the Manager sells at least the number of securities which it subsequently purchases through the exercise of the rights.

       10.5 To not less than the extent (if any) from time to time required by the SEC a proportion of the assets held in the Trust Fund shall be retained at all times in liquid form in assets of a type specified by the SEC.

       10.6 The Manager shall not hold or have an interest in securities issued by the Unitholder or securities issued by any investment fund investing in Republic of China securities in the management of which the Manager participates or has an interest.

       10.7 To the maximum possible extent all transactions in assets in the Trust Fund shall be carried out through stock exchanges and other officially designated markets. Subject to any limitations which may be imposed under the U.S. Investment Company Act of 1940 and any rules and regulations adopted thereunder, such transactions may be carried out through a broker who is a connected person of the Manager to such extent as the Manager may think fit provided that the cost thereof is not greater than it would have been had the transactions been carried out through a broker who was not a connected person.

11.    DURATION, CHANGES IN MANAGER AND CUSTODIAN, AND TERMINATION

       11.1 The Trust Fund is established for an unspecified period. This Interim Investment Contract shall become effective on August 6, 2001 (the closing date of the sale by China Development Industrial Bank ("CDIB") of its 52.87% interest in CSITC to HSBC Asset Management (Europe) Limited ("HSBC")), and shall continue in effect until the earlier of (i) the 150th day following the effective date of this Interim Investment Contract or (ii) the date upon which a majority of the Fund's outstanding voting securities approve a new investment contract and it becomes effective. Notwithstanding the foregoing, this Interim Investment Contract may be terminated at any time by the Unitholder, without the payment of any penalty, upon a vote of a majority of the Unitholder's Board of Directors or a majority of the outstanding voting securities of the Unitholder, or by the Manager or the Custodian, on ten (10) days' written notice to the other parties. This Interim Investment Contract shall automatically terminate in the event of its assignment (as such term is defined in the U.S. Investment Company Act of 1940). Any transfer, assignment or other disposition of any of the Units by the Unitholder shall constitute an assignment of this Interim Investment Contract. As used herein the phrase "majority of the outstanding voting securities" shall have the meaning set forth in the U.S. Investment Company Act of 1940. In addition, this Interim Investment Contract shall automatically terminate if either the Manager or the Custodian is removed as provided in this Article 11.

       11.2 The Interim Investment Contract shall also terminate if

              (a) the SEC by notice in writing to the Manager and/or the Custodian so requires; or

              (b) the Manager notifies the Unitholder, the Custodian and the SEC that in its opinion further operation of the Trust Fund in accordance with this Interim Investment Contract is illegal, impracticable or inadvisable having regard solely to the interests of the Unitholder.

       11.3 Upon termination of this Interim Investment Contract, unless a new Interim Investment Contract is entered into (as provided in Article 11.7), the Manager shall, within three (3) months after the effective date of termination, promptly dispose of assets held in the Trust Fund at reasonable prices, satisfy any liabilities relating to the Trust Fund, and distribute the available balance to the Unitholder.

       11.4 The SEC may order that the Manager or Custodian be removed and that a new Manager or Custodian be appointed within six months if the SEC considers that the Manager or (as the case may be) the Custodian is incapable of carrying out its functions properly.

       11.5 The Manager and/or the Custodian may be removed by the Unitholder by 60 days' written notice to the other parties hereto.

       11.6 If either the Manager or the Custodian goes into liquidation or bankruptcy or if its permit to act as Manager or Custodian has been revoked, it shall be deemed to have been forthwith removed as Manager or (as the case may be) Custodian.

       11.7 If the Manager and/or Custodian is removed or resigns, the Unitholder may appoint a new Manager and/or Custodian and enter into a new Interim Investment Contract containing substantially the same terms and conditions as this Interim Investment Contract. The appointment of a new Manager shall be approved by the Custodian and by the SEC and the appointment of a new Custodian shall be approved by the Manager and by the SEC, provided that if the SEC has, in the circumstances specified in the Regulations Governing the Administrating of Securities Investment Trust Funds (effective August 10, 1983), as from time to time amended, required the appointment of a new Manager or a new Custodian and the Unitholder has not appointed a new Manager or a new Custodian within three months after the SEC has so required, the SEC may require the liquidation and distribution of the assets held in the Trust Fund as provided in
Article 11.3.

12.    ACCOUNTS AND STATEMENTS

       12.1 The Manager shall maintain in its principal office in Taipei sufficient accounts and records to enable a complete and accurate view to be formed of the assets and liabilities and the income and expenditure of the Trust Fund, all transactions for the account of the Trust Fund and amounts received in the Trust Fund in respect of issues of Units and paid out on redemptions of Units and by way of distributions.

       12.2 The Manager shall prepare financial statements of the Trust Fund for successive accounting periods, each accounting period commencing immediately after the end of the last preceding such accounting period (as in the case of the first such period from the date of establishment of the Trust Fund) and ending on December 31 in each year (the "final statements") and shall also prepare such financial statements for the monthly periods ending on the last day of each calendar month (which monthly reports shall be prepared within ten days after the end of each month), in each case in the respective forms and containing the information for the time being required by the SEC.

       12.3 The Manager shall:

              (a) cause the final statements to be audited by a person or firm authorized under the laws of the Republic of China and the regulations of the SEC ("Auditors");

              (b) submit the final statements, together with such report as the Manager may intend to make to the Unitholder in relation thereto and the Auditors' report thereon, to the SEC for comment and approval within two months after the end of the relevant accounting period;

              (c) comply with such requirements as the SEC may make in relation to such statements and report within two weeks after the date on which such requirements are made; and

              (d) send to the Unitholder and to the SEC, copies of all such final statements within twelve weeks after the end of the relevant accounting period.

       12.4 The Manager shall sign and the Custodian shall countersign all final and monthly statements which shall then be published in Taipei.

       12.5 The Auditors' report on the final statements of the Trust Fund shall be in the form required by the SEC and where relevant shall indicate the extent to which such a report cannot be given and the reasons therefor.

13.    DISTRIBUTIONS

       13.1 Distributions of income in respect of each accounting period ended December 31, will be made not later than March 31 in the next following year to the Unitholder. Distributions may not be made out of capital. The Manager in conjunction with the Auditors shall determine what is income and what is capital, except that stock dividends and gains (realized or unrealized) on investments shall not be regarded as income and realized discounts on debt securities and money market instruments may be regarded as income. Costs and expenses payable out of the assets held in the Trust Fund may be charged against income or capital as the Manager in conjunction with the Auditors may determine, provided that the allocation of such costs and expenses as to income or to capital shall be consistent from year to year. When expenses are charged against capital, they may be amortized on a straight line basis over a period not exceeding five years.

       13.2 The aggregate amount of each distribution shall be credited to a separate account in the name of the Custodian and such amount shall thereupon cease to form part of the assets of the Trust Fund accordingly, but interest earned on such amount pending payment shall be paid into and form part of the assets of the Trust Fund.

14.    CURRENCY

       14.1 The accounts and records of the Trust Fund shall be maintained in NT Dollars, payments into the Trust Fund on the issue of Units and payments out of the Trust Fund on the redemption of Units and by way of distributions shall be made in NT Dollars, the net asset value of the assets held in the Trust Fund shall be calculated in NT Dollars, and the financial statements of the Trust Fund shall be prepared in NT Dollars.

15.    INFORMATION AND NOTICES

       15.1 There shall be held available for inspection by any person without charge at the principal office of the Manager in Taipei at all reasonable business hours copies of:

              (a) this Interim Investment Contract as from time to time amended;

              (b) the current sales prospectus (if any) in relation to Shares of the Unitholder;

              (c) all interim and final statements, together with any relevant Auditors' reports and reports of the Manager relative thereto, for the two latest accounting periods of the Trust Fund or (if less) for all periods since the establishment of the Trust Fund, and all interim and final statements for such periods.

       15.2 All notices to the Unitholder shall be sent to it by hand or by airmail at its registered address.

       15.3 The Manager shall at all times maintain an office or offices in Taipei and shall notify the Unitholder of any change in the address of its principal office in Taipei for the time being.

16.    AMENDMENTS

       This Interim Investment Contract shall be amended only with the prior written agreement of the Manager, the Custodian and the Unitholder, subject to the approval of the SEC, and subject to approval in accordance with applicable U.S. law.

       Notwithstanding the foregoing, if any of the parties to this Agreement changes its name, such changed name shall be automatically substituted therefor hereunder.

17.    CONNECTED PERSONS

       For the purposes of this Interim Investment Contract, a person is a connected person of another if:

              (a) together with any person acting in concert with it in this connection, it owns or otherwise controls for its own account, and directly or indirectly, an interest of more than five percent (5%) (or, in the case of an interest of the Custodian, ten percent (10%)) of that other, whether or not a voting interest; or

              (b) it is a director or supervisor of or takes any significant active role in the management of that other.

18.    ATTACHMENT

       The Attachment I hereto (a list of the Board of Directors of the Unitholder) shall be regarded as part of this Interim Investment Contract. Any directors listed therein can be replaced from time to time in accordance with the procedures applicable to a Delaware corporation.

19.    GOVERNING LAW, JURISDICTION AND LANGUAGE

       19.1 The Trust Fund, Interim Investment Contract and the Certificate shall be governed by, and this Interim Investment Contract and the Certificate construed in accordance with, the laws of the Republic of China.

       19.2 Any dispute arising out of or in respect of the Trust Fund, this Interim Investment Contract or the Certificate shall be subject to the nonexclusive jurisdiction of the courts of the Republic of China having original jurisdiction and, in the case of any action against the Manager or the Custodian, any court having original jurisdiction in the place in which the Manager of the Custodian has its principal office.

       19.3 The governing language of this Interim Investment Contract shall be Chinese, but documents issued in relation to the Trust Fund may be in either the Chinese or the English language.

20.    EFFECTIVE DATE

         This Interim Investment Contract shall become effective on August 6, 2001 (the closing date of the sale by CDIB of its interest in CSITC to HSBC).

Dated:   August 6, 2001

                                              CHINA SECURITIES INVESTMENT TRUST
                                                 CORPORATION, AS MANAGER



                                              By:        I. Ming Lin
                                                 ------------------------------

                                              THE INTERNATIONAL COMMERCIAL BANK
                                                 OF CHINA, AS CUSTODIAN



                                              By:        Shih-Gin Chen
                                                 ------------------------------

                                              THE TAIWAN FUND, INC.
                                                 (The Unitholder)



                                              By:        Haichi Vicki Hau
                                                 ------------------------------

                                                                       EXHIBIT A

                                                                    (Front page)

                            (Beneficiary Certificate)

                  China Securities Investment Trust Corporation

                                Taiwan Trust Fund

Date of Issue:

Manager  ..................                     Custodian
-------                                         ---------

China Securities Investment Trust Corporation   International Commercial
99 Tunhwa South Rd.                             Bank of China
Section 2                                       100 Chilin Road
Taipei, Taiwan ROC                              Taipei, Taiwan, ROC



Name of the Holder of this.                     Total Number of Units Comprised
Beneficiary Certificate:                        by this Beneficiary Certificate:

The Taiwan Fund, Inc
                                                -----------------------------
225 Franklin St                                 (There is no charge for the
Boston, Massachusetts USA..                     issuance of this certificate)



Other Notes:


1. This Certificate acknowledges receipt by the Manager and the Custodian of the funds constituting the Units referred to herein, and is issued in accordance with the provisions of the Regulations Governing the Administration of Securities Investments Trust Funds of the Republic of China and the Securities Investment Trust-Investment Management and Custodian Contract dated December 16, 1986, as superseded (the "Investment Contract"). The Unitholder will be entitled to repatriate the earnings and principal in respect of Units in accordance with the provisions of the Regulations Governing Securities Investment by Overseas Chinese and Foreign Investors and Procedures for Remittance.

2. Reference should be made to the relevant ROC regulations relating to securities investment trusts, the Investment Contract and the Prospectus dated December 16, 1986 (as superseded by later Prospectuses) published by The Taiwan Fund, Inc.

                                 (Reverse page)

                            (Beneficiary Certificate)

1.       Investment Policy and Scope

         The investment objective of the Taiwan Trust Fund (the "Trust Fund") is to achieve capital appreciation through investment in securities listed on the Taiwan Stock Exchange, money market instruments, government bonds, and debentures.

2.       Duration of the Trust Fund

         The duration of the Trust Fund shall be determined in accordance with the provisions of the Investment Contract.

3.       Calculation and Announcement of the Net Asset Value per Unit

         The net asset value per Unit of the Trust Fund is calculated in NT$ by dividing the value of the assets of the Trust Fund less its liabilities by the number of Units in issue and rounding any fraction of NT$l up or down to the nearest NT Dollar (NT$0.5 being rounded up). The net asset value per Unit is calculated and published on a daily basis.

4.       Redemption

         After one year from the date of issue, the Holder of the Units comprised in this Certificate may apply for redemption by submitting this Certificate to the Manager or its agent together with a written application. The redemption price will be the net asset value per Unit as calculated in accordance with the method specified in the preceding paragraph on the next valuation date following the receipt of the redemption application by the Manager or its agent less the Manager's assessment of the cost of realizing an appropriate amount of the Trust Fund's assets. Redemption proceeds will normally be paid out within five days after the valuation date.

5.       Fees Payable to the Manager and the Custodian

         The Manager shall be entitled to receive out of the assets held in the Trust Fund a monthly fee payable in NT Dollars. Such fee shall consist of a basic fee and performance adjustments, as more fully described in the Investment Contract. The Custodian shall be entitled to receive out of the assets held in the Trust Fund an annual fee (payable monthly) equal to 0.2% of the average daily net asset value of the assets held in the Trust Fund, subject to a minimum annual fee of 2.0 million NT Dollars.

6.       Distribution

         Distributions of income will be made within three months after the close of each fiscal year to the Unitholder. Capital gains and stock dividends will not be considered as income.

7.       Liquidation

         Upon expiration of the term of this Trust Fund or termination of the Investment Contract, the Manager shall, within three months, liquidate the Trust Fund and distribute the available balance to the Unitholder according to its entitlements.

8.       Amendment and Termination of the Investment Contract

         The Investment Contract may be amended with the prior approval of the Securities and Exchange Commission, by the Manager and the Custodian with the approval of the Unitholder. The Investment Contract may be terminated in accordance with provisions of the relevant Republic of China Securities Investment Trust Fund regulations and provisions of the Investment Contract.

                                  ATTACHMENT I

Board of Directors of The Taiwan Fund, Inc.:

David Dean

Benny T. Hu

Lawrence J. Lau

Joe O. Rogers

Jack C. Tang

Gloria Wang

Shao-Yu Wang

Lawrence F. Weber

                                                                       EXHIBIT 4



                           INTERIM INVESTMENT ADVISORY
                            AND MANAGEMENT AGREEMENT



         THIS INTERIM AGREEMENT dated as of August 6, 2001 between THE TAIWAN FUND, INC., a Delaware corporation (the "Fund"), and CHINA SECURITIES INVESTMENT TRUST CORPORATION, a Republic of China ("ROC") corporation ("CSITC" or the "Adviser") having its principal office in Taipei, Taiwan, ROC.


         WHEREAS, the Fund is a diversified, closed-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), and the Adviser is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act"), and is authorized by the ROC Securities and Exchange Commission (the "CSEC") to conduct business in the ROC;


         WHEREAS, the Fund, the Adviser and the International Commercial Bank of China ("ICBC") have entered into a Securities Investment Trust-Interim Investment Management and Custodian Contract dated of even date herewith (as the same may be amended or modified, the "Interim Management Contract") providing for management by the Adviser of assets of the Fund held in the ROC;


         WHEREAS, certain of the assets of the Fund may be held in the United States, either pending remittance to the ROC of the net proceeds of any offering of the Common Stock of the Fund, or after distribution to the Fund under the Interim Management Contract (whether as investment income or unit redemption proceeds), or upon borrowing by the Fund from a bank in the United States for temporary or emergency purposes, or otherwise as permitted under applicable ROC law and regulations (such assets of the Fund being referred to herein as the "U.S. Assets"); and


         WHEREAS, the Fund desires to retain the Adviser to furnish investment advisory and management services for the Fund's assets in the United States, and the Adviser is willing to furnish such services;


         NOW THEREFORE, in consideration of the premises and mutual covenants herein contained, it is agreed between the parties as follows:

       1. Appointment of the Adviser. The Fund appoints the Adviser to act as investment adviser to the Fund with respect to the U.S. Assets for the period and on the terms set forth in this Interim Agreement. The Adviser accepts such appointment and agrees to furnish the services herein set forth for the compensation provided.

       2. Custodian. The State Street Bank and Trust (the "U.S. Custodian") has been retained by the Fund to act as custodian for the U.S. Assets. The Fund will deliver to the U.S. Custodian a photocopy of this Interim Agreement executed by the Fund and the Adviser.

       3. Investment Advisory and Management Services. The Adviser undertakes and agrees:

              (a) To manage the investment of the U.S. Assets for the exclusive, full benefit of the Fund (including making investment decisions, supervising the acquisition and disposition of investments, instructing the U.S. Custodian with respect thereto and otherwise with respect to the U.S. Assets held by the U.S. Custodian, and selecting brokers or dealers to carry out portfolio transactions) in good faith and to the best of its ability and without gaining any advantage for itself or any of its Connected Persons (as defined in Article 17 of the Interim Management Contract) thereby except as expressly provided in this Interim Agreement or the Interim Management Contract, all in accordance with the investment objectives and policies set forth in the Interim Management Contract and in accordance with guidelines and directions from the Fund's Board of Directors;

              (b) To account to the Fund for any loss in value of the U.S. Assets where such loss has been caused by its willful or negligent default or reckless disregard of its duties hereunder;

              (c) To be responsible to the Fund for the acts and omissions of all persons to whom it may delegate any of its functions as the Adviser as if they were its own acts and omissions;

              (d) Notwithstanding and without prejudice to any other provisions of this Interim Agreement, to, and to instruct all brokers used by the Adviser in relation to the sale or purchase of assets for the account of the Fund to, act in accordance with the best practice then applicable for the settlement of sales and purchases of securities and other investments; and

              (e) To perform its obligations under this Interim Agreement so as to (i) comply with all laws and regulations of the United States and the ROC applicable to the Adviser and (ii) permit the Fund to qualify as a regulated investment company under applicable United States tax law.

       4. Compensation. The Adviser acknowledges that the compensation to be paid to it pursuant to Article 9 of the Interim Management Contract shall constitute full and sufficient compensation for performance by it of its obligations under this Interim Agreement.

       5. Expenses. Expenses shall be borne by the Adviser in accordance with, and to the extent provided under, Article 8 of the Interim Management Contract.

       6. Duration and Termination. (a) This Interim Agreement shall become effective on the date first above written, and shall continue in effect until the earlier of (i) the 150th day after the execution of this Interim Agreement or (ii) the date upon which a majority of the Fund's outstanding voting securities approve a new Investment Advisory and Management Agreement and it becomes effective. Notwithstanding the foregoing, this Interim Agreement may be terminated at any time by the Fund, without the payment of any penalty, upon vote of a majority of the Fund's Board of Directors or a majority of the outstanding voting securities of the Fund, or by the Adviser, on ten (10) days' written notice to the other party. This Interim Agreement shall automatically terminate in the event of its assignment (as such term is defined in the 1940
Act). As used herein the phrase "majority of the outstanding voting securities" shall have the meaning set forth in the 1940 Act. In addition, this Interim Agreement shall automatically terminate if the Adviser is removed as provided in
Article 11 of the Interim Management Contract.

              (b) Without limitation of the provisions of clause (a), this Interim Agreement shall also terminate upon the termination of the Interim Management Contract in accordance with the provisions thereof.

              (c) Upon termination of this Interim Agreement, unless a new Interim Agreement is entered into (as provided in clause (f)), the Adviser shall, within three months after the effective date of termination, promptly dispose of U.S. Assets at reasonable prices, satisfy any liabilities relating to the Fund, and distribute the available balance to the Fund.

              (d) The Adviser may be removed by the Fund by 60 days' written notice.

              (e) If the Adviser goes into liquidation or bankruptcy, or if it ceases to be registered as an investment adviser under the Advisers Act, or if its ROC permit to act as Manager under the Interim Management Contract has been revoked, it shall be deemed to have been forthwith removed as Adviser.

              (f) If the Adviser is removed or resigns, the Fund may appoint a new Adviser and enter into a new Agreement containing substantially the same terms and conditions as this Interim Agreement, subject to satisfaction of the requirements set forth in, and subject to the provisions of Article 11.7 of the Interim Management Contract.

              (g) This Interim Agreement shall continue in full force and effect notwithstanding the resignation or removal of ICBC, or any successor, as Custodian under the Interim Management Contract.

       7. Liability of the Adviser. The Adviser may rely on information reasonably believed by it to be accurate and reliable. Except as may otherwise be provided by the 1940 Act, neither the Adviser nor its stockholders, officers, directors, employees or agents shall be subject to, and the Fund shall indemnify and hold such persons harmless from and against, any liability for and any damages, expenses or losses incurred in connection with any act or omission in the course of, connected with or arising out of any services to be rendered hereunder, except by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties or by reason of reckless disregard of the Adviser's obligations and duties under this Interim Agreement ("disabling conduct"); provided that the Adviser shall not receive any indemnification from the Fund against any liability to the Fund or its shareholders to which the Adviser would otherwise be subject unless there has been (1) a final decision on the merits by a court or other body before whom the proceeding alleging liability of the Adviser was brought that the Adviser was not liable by reason of disabling conduct, or (2) a reasonable determination, based upon a review of the facts, that the Adviser was not liable by reason of disabling conduct, by (i) the vote of a majority of a quorum of the Fund's directors who are neither "interested directors" as defined in the United States Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party directors"), or (ii) an independent legal counsel in a written opinion; and provided further that, the Adviser shall not receive an advance of attorneys' fees or other expenses incurred by it in defending a proceeding alleging such liability except upon the undertaking of the Adviser to repay the advance unless it is ultimately determined that it is entitled to indemnification, but only if at least one of the following is also required as a condition to the advance: (1) the Adviser shall provide a security for its undertaking, (2) the Fund shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested, non-party directors of the Fund, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Adviser ultimately will be found entitled to indemnification.

       8. Services Not Exclusive. It is understood that the services of the Adviser are not deemed to be exclusive, and nothing in this Interim Agreement shall prevent the Adviser, or any affiliate thereof, from providing similar services to other investment companies and other clients (whether or not their investment objectives and policies are similar to those of the Fund) or from engaging in other activities. When other clients of the Adviser desire to purchase or sell a security at the same time such security is purchased for the Fund, it is understood that such purchases and sales and will be made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each client.

       9. Miscellaneous.

              (a) This Interim Agreement shall be governed by and constructed in accordance with the laws of the State of Delaware; provided that nothing herein shall be construed as being inconsistent with (i) the 1940 Act or the Advisers Act or regulations issued under such statutes, or (ii) applicable ROC law and regulations.

              (b) The captions in this Interim Agreement are included for convenience only and in no way define or delimit any of the provisions hereof or otherwise affect their instruction or effect.

              (c) If any provision of this Interim Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Interim Agreement shall not be affected thereby and, to this extent, the provisions of this Interim Agreement shall be deemed to be severable.

              (d) Nothing herein shall be construed as constituting the Adviser an agent of the Fund.

              (e) If any of the parties to this Interim Agreement changes its name, such changed name shall be automatically substituted therefore hereunder.


       IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed as of the day and year first above written.



                               CHINA SECURITIES INVESTMENT TRUST CORPORATION




                               By:      I. Ming Ling
                                   -----------------------------------------




                               THE TAIWAN FUND, INC.





                               By:      Haichi Vicki Hau
                                   -----------------------------------------

                                                                       EXHIBIT 5


                     FOREIGN SECURITIES DEPOSITARY AGREEMENT



         THIS AGREEMENT dated as of June 30, 2001 between THE TAIWAN FUND, INC., a diversified, closed-end management investment company (the "Fund") incorporated in Delaware and registered under the Investment Company Act of 1940 (the "1940 Act"), and the INTERNATIONAL COMMERCIAL BANK OF CHINA (the "Custodian"), a company organized under the laws of the Republic of China ("ROC").


         WHEREAS, the Fund, China Securities Investment Trust Corporation ("CSITC" or the "Adviser") and the Custodian have entered into a Securities Investment Trust-Investment Management and Custodian Contract dated as of December 16, 1986 (as the same may be amended or modified, the "Management Contract") providing for management by the Adviser of assets of the Fund held in the ROC and custody of the assets of the Fund held in the ROC by the Custodian; and


         WHEREAS, the Fund and the Custodian desire to set forth their understanding of the obligations and responsibilities of the Custodian with respect to the custodian services to be performed in connection with any assets of the Fund held by a foreign securities depositary;


         NOW THEREFORE, in consideration of the premises and mutual covenants herein contained, it is agreed between the parties as follows:

       1. Foreign Securities Depositories. Unless instructed otherwise by the Fund, the Custodian may deposit and/or maintain non-U.S. investments of the Fund in any non-U.S. securities depository (a central or book entry system or agency established for purposes of recording the ownership and/or entitlement to investment securities for a given market) provided such securities depository meets the requirements of an "eligible securities depository" under Rule 17f-7 promulgated under the Investment Company Act of 1940 (the "1940 Act"), or any successor rule or regulation ("Rule 17f-7") or which by order of the Securities and Exchange Commission is exempted therefrom.

       2. Monitoring and Risk Assessment of Securities Depositories. Prior to the placement of any assets of the Fund with a non-U.S. securities depository, the Custodian: (a) shall provide to the Fund or its authorized representative an assessment of the custody risks associated with maintaining assets within such securities depository; and (b) shall have established a system to monitor the custody risks associated with maintaining assets with such securities depository on a continuing basis (and shall monitor such risks) and to promptly notify the Fund and the Adviser of any material changes in such risks. The Custodian confirms that it has provided to the Adviser an assessment of the custody risks associated with maintaining assets within each non-U.S. securities depositary in which the Custodian currently deposits and/or maintains non-U.S. investments of the Fund, and that it has established a system to monitor the custody risks associated with maintaining assets with each such securities depositary on a continuing basis. If the Custodian determines that the custody arrangement with any such securities depository no longer meets the requirements of Rule 17f-7, the Custodian will cause the Fund's assets to be withdrawn therefrom as soon as reasonably practical. In performing its duties under this subsection, the Custodian shall use reasonable care, prudence and diligence and may rely on such reasonable sources of information as may be available including but not limited to: (i) published ratings; (ii) information supplied by a subcustodian that is a participant in such securities depository; (iii) industry surveys or publications; (iv) information supplied by the depository itself, by its auditors (internal or external) or by the relevant foreign regulatory authority. It is acknowledged that information procured through some or all of these sources may not be independently verifiable by the Custodian and that direct access to securities depositories is limited under most circumstances. Accordingly, the Custodian shall not be responsible for errors or omissions in its duties hereunder provided that it has performed its monitoring and assessment duties with reasonable care, prudence and diligence. The risk assessment shall be provided to the Fund and its Adviser by such means as the Custodian shall reasonably establish. Advice of any material change in such assessment may be provided by the Custodian in the manner established as customary between the Fund and the Custodian for transmission of material market information.

       3. Duration and Termination. This Agreement shall become effective on the date first above written, and shall continue in effect until the termination of the Management Contract, or any successor management contract with the Fund to which the Custodian is a party. Notwithstanding the foregoing, this Agreement may be terminated at any time by the Fund, without the payment of any penalty, or by the Custodian, on sixty (60) days' written notice to the other party.

       4. Governing Law. This Agreement shall be governed by and constructed in accordance with the laws of the Republic of China; provided that nothing herein shall be construed as being inconsistent with (i) the 1940 Act or the Advisers Act or regulations issued under such statutes, or (ii) applicable ROC law and regulations.


       IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed as of the day and year first above written.



                              INTERNATIONAL COMMERCIAL BANK OF CHINA


                              By:      Shih-Gin Chen
                                 ----------------------------------------------
                                  Title: Senior Vice President & General Manager



                              THE TAIWAN FUND, INC.


                              By:      Haichi Vicki Hau
                                  ----------------------------------------------
                                  Title: Treasurer